As filed with the Securities and Exchange Commission on September 8, 2017
Registration No.333-148723
Registration No.811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. (239)	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. (240)	[X]

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant’s Telephone Number)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b);
[ ]	On ________________ pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on ________________ (date) pursuant to paragraph (a)(1);
[X]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on ________________ (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

|  | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

The CBOE Vest Family of Funds

PROSPECTUS

November XX, 2017

CBOE Vest Digital Coins Strategy Fund
Class A Shares (XXXXX)
Class C Shares (XXXXX)

This prospectus describes the CBOE Vest Digital Coins Strategy Fund. The CBOE Vest Digital Coins Strategy Fund is authorized to offer 5 classes of shares, two of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

FUND SUMMARY

Investment Objective

The investment objective of the CBOE Vest Digital Coins Strategy Fund (the “Fund”) is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	x.xx%	x.xx%

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	x.xx%	x.xx%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	x.xx%	x.xx%

Exchange Fee	x.xx%	x.xx%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	x.xx%	x.xx%
Distribution (12b-1) and Service Fees	x.xx%	x.xx%
Other Expenses (1)	x.xx%	x.xx%
Shareholder Services Plan(1)	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%

Fee Waivers and/or Expense Reimbursements(2)	(x.xx%)	(x.xx%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	x.xx%	x.xx%

(1)	Other Expenses and Shareholder Services Plan fees are estimated for the Fund’s first full fiscal year.
(2)
CBOE VestSM Financial LLC (the “Adviser”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of x.xx% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to

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repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$xxx	$xxx
Class C Shares	$xxx	$xxx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve total return by constructing a portfolio that is comprised of investments in certain digital assets (“Digital Coins”) and/or instruments that provide exposure to the market performance of Digital Coins. The Fund is managed using a quantitative strategy designed to provide returns that correspond to the market capitalization weighted average of Digital Coins each with a market capitalization of more than $1 billion and in each of which the Fund can invest directly or in-directly while following the applicable laws under which the Fund operates (OR: and each for which derivative contracts are available). (the “Benchmark”).

Overview of Digital Coins and Market

Digital Coins, such as Bitcoin or Ethereum, are not issued by any government, bank or central organization. Digital Coins have a value based on the value token of the decentralized, open source protocol of the peer-to-peer computer networks (the “Network”). The Network hosts the decentralized public transaction ledger, known as the “Blockchain,” on which all of the Digital Coin transactions are recorded. Digital Coins can be transferred among parties via the Internet, without the use of a central administrator or clearing agency. The Network software governs the creation of Digital Coins and secures and verifies the transactions. The

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Network software can interpret the Blockchain to determine the exact Digital Coin balance, if any, of any public Digital Coin address listed in the Blockchain that has taken part in a transaction on the Network. A Digital Coin private key controls the transfer or “spending” of Digital Coin from its associated public Digital Coin address. A Digital Coin “wallet” is a collection of private keys and their associated public Digital Coin addresses. The Network is a recent technological innovation, and the Digital Coins that are created, transferred, used and stored by entities and individuals have certain features associated with several types of assets, most notably commodities and currencies.

Markets for Digital Coins are currently supported by many exchanges and infrastructure that has developed around the Network. Users can purchase Digital Coins on such Exchange platforms websites. Digital Coins can be converted to fiat currencies, such as the U.S. Dollar, or to other Digital Coins, at rates determined on such exchanges or in individual end-user-to-end-user transactions under a barter system. As of April 28, 2017, there were over 800 Digital Coins tracked by CoinMarketCap.com, having a total market capitalization of approximately $33.97 billion, using market prices and total available supply of each Digital Asset.

The Fund’s Strategy

The Fund invests substantially all of its assets in a combination of Digital Coins linked investments, U.S. government securities and money market instruments whose collective performance is designed to correspond to the performance of the Benchmark. The Fund seeks to gain exposure to Digital Coins, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “CBOEVest Subsidiary”). The CBOEVest Subsidiary is wholly-owned and controlled by the Fund. The Fund may also invest directly in Digital Coins. The Fund’ may also seek to gain exposure to the Digital Coin markets through investments in futures and forward contracts, swap transactions and other derivative transactions. The Fund may also invest in structured notes that provide exposure to the Digital markets. As the markets and instruments that provide exposure to Digital Coins is in the very early stages of developments, new products and investment transactions are likely to develop in the future that the Fund may invest or take part in that will could have varying degrees of opportunity and risks for the Fund. The Fund will also likely also have significant investments in cash, cash-equivalent investments, and U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The CBOEVest Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the CBOEVest Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the CBOEVest Subsidiary is intended to provide the Fund with exposure to Digital Coin returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the CBOEVest Subsidiary. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in Digital Coins and instruments that provide exposure to Digital Coins.

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The Fund may also invest in pooled investment vehicles and exchange-traded products that provide exposure to Digital Coins. The Fund may borrow for investment purposes. The Fund may invest in “Restricted Securities” (defined below in the Principal Risks], which generally involves investments in securities that are not registered with any governmental regulator.

The Fund (and the CBOEVest Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), treasury inflation-protected securities, sovereign debt obligations of non-U.S. countries and repurchase agreements that provide liquidity, serve as margin or collateralize the Fund’s and/or the CBOEVest Subsidiary’s investments in Digital Coins.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Digital Coin Risks

The following risk are specifically attributable to making investments in Digital Coins. Each of these risks could adversely impact the value of an investment in the Fund.

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New Technology Adoption Risks. Investing in Digital Coins represents an investment is a new technological innovation with a limited history. The limited market trading history may limit the ability of the Fund’s investment adviser to assess opportunities and risks.

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Industry Uncertainty Risks. As Digital Coins and the marketplace for Digital Coins is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Digital Coins, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

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Digital Coins Volatility Risks. Digital Coins trading prices are volatile. As a result, Digital Coins may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Digital Coins.

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Regulatory Risks. Both domestic and foreign regulators and governments have focused on regulation of Digital Coins. to the extent that future regulatory actions or policies limit or restrict Digital Coins usage, Digital Coins trading or the ability to

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convert Digital Coins to government currencies, the demand for Digital Coins may be reduced, which may adversely affect investment in the Shares. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

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Excess Supply Risks. Newly created Digital Coins are generated through a process referred to as “mining,” and such Digital Coins are referred to as “newly mined Digital Coins.” If entities engaged in Digital Coins mining choose not to hold the newly mined Digital Coins, and, instead, make them available for sale, this increase in the supply of such Digital Coins can create downward pressure on the price of Digital Coins.

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Disruptions and Failures at Digital Coins. Digital Coin exchanges operate websites on which users can trade Digital Coins for U.S. dollars, other government currencies or other digital assets. Digital Coins exchanges have a limited history with a record of disruptions. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of Digital Coin exchanges and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Digital Coins, which may result in greater volatility in Digital Coins.

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Risks Associated with Demand for Specific Digital. As the market for Digital Coins evolves, it is possible that a digital asset other than Digital Coins held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Digital Coins held by the Fund (and thus negatively impacting the value of the Fund). Certain Digital Coins hold a “first-to-market” advantage over other digital assets. Despite the marked first-mover advantage of certain Digital Coins, it is possible that other Digital Coins could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative Digital Coin that includes features not incorporated into Digital Coins held by the Fund. in such circumstances, the demand for the Digital Coins held by the Fund could be negatively impacted.

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Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Digital Coins (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Digital Coins. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Digital Coins. Decreased demand for Digital Coins may adversely affect its price, which may adversely affect an investment in the Fund.

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•
Risks of Changes to Digital Coins Network. A small group of individuals can propose refinements or improvements to the Digital Coins network’s source code through one or more software upgrades that alter the protocols and software that govern the Digital Coins network and the properties of Digital Coins, including the irreversibility of transactions and limitations on the mining of new Digital Coins. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Digital Coins network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Digital Coins network running in parallel, but with each version’s Digital Coins (the asset) lacking interchangeability. It is possible, however, that a substantial number of Digital Coins users and miners could adopt an incompatible version of Digital Coins while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Digital Coins and, accordingly, may adversely affect an investment in the Fund.

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Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of Certain Digital Coins and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Digital Coins network’s long-term viability or the ability of end-users to hold and transfer Digital Coins may adversely affect an investment in the Fund.

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Risk Factors Related to Digital Coins and Digital Coin’s Network. Digital Coins can only be transferred with the private key associated with the public Digital Coin address in which the Digital Coin is held. The loss or destruction of a private key required to transfer the Fund’s Digital Coin holdings may be irreversible. The Fund’s loss of access to a private key associated with a public Digital Coin address that holds the Fund’s assets could adversely affect an investment in the Fund.

Other General Fund Risks

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Risk of Investing in Futures. The Fund may invests in exchange-traded Digital Coins futures contracts (either directly or through the CBOEVest Subsidiary). Futures contracts can be highly volatile and using futures can increase the volatility of the Fund’s net asset value (“NAV”) and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

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•
Digital Coins Futures Market Risk. Unlike other more developed futures markets, the market for exchange-traded Digital Coins futures contracts has limited trading history and operational experience and may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than more established futures markets.

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Options Risk. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. The risk of loss in trading uncovered call options in some strategies is potentially unlimited. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends; such predictions could prove incorrect and a part or all of the premium paid therefore could be lost.

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Risk of Investing in Derivatives. Derivatives are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate or index. The Fund’s use of Digital Coins-linked derivative instruments would involve risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions.

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Valuation Risk. In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. There is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

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Liquidity Risk. The Fund invests in Digital Coin Instruments and Restricted Securities (as defined below), which may be less liquid than other types of investments. The illiquidity of Digital Coins Instruments and Restricted Securities could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares.

•
Portfolio Turnover Risk. The Fund may experience high portfolio turnover. The Fund’s high levels of turnover of certain Digital Coin positions may result in higher taxes when an investment in the Fund is held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

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•
Volatility Risk. Frequent or significant short-term price movements of Digital Coins, and thus Digital Coins Instruments, could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect.

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Margin Call Risk. Margin requirements are computed by brokers, and may be computed after-hours or when the futures exchanges on which each of the Digital Coins Instruments typically trade is closed. If the margin call is not met within a reasonable time, or if the Fund is not provided sufficient notice of the margin call, the broker may close out all or a portion of the Subsidiary’s positions at any time. Margin calls may be accompanied by periods of pronounced market volatility and low liquidity which may exacerbate losses to the Fund.

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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets.

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Credit Risk. The Fund’s non-Digital Coins Instrument investments may be subject to credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to make dividend, interest and/ or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

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CBOEVest Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

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Tax Risk. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings. The IRS also recently issued proposed regulations that, if finalized, would generally treat a fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

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Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the CBOEVest Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

•
Management Risk. The Fund is subject to management risk because it is an actively managed. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

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Borrowing and Leverage Risk. To the extent that the Fund borrows money or utilizes certain derivatives, it may be leveraged. The utilization of leverage, such as borrowings, involves certain risks to the Fund’s shareholders and generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

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Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

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Interest Rate Risk. The Fund’s non-Digital Coins Instrument investments may be subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates.

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Restricted Securities. Restricted securities are securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to sell restricted securities promptly or at a reasonable time or price. Restricted Securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result.

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Risk of Investing in Other Investment Companies and ETPs. The Fund may invest in other investment companies, including ETFs, exchange-traded notes (“ETNs”) and exchange traded products (“ETPs”) that provide exposure to Digital Coins. ETNs are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold on a securities exchange. However, while ETF shares represent an interest in the ETF’s underlying assets, ETNs are structured products that are an obligation of the issuing bank, broker-dealer or other intermediary, whereby the

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intermediary agrees to pay a return based on the target index less any fees. ETNs combine certain aspects of bonds and ETFs. Investors can hold an ETN until maturity. Investments in other investment companies and ETPs, which include ETFs and ETNs, will subject the Fund to the additional fees and expenses of the underlying investment company or ETP. At the same time, the Fund would continue to pay its own fees and other expenses.

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U.S. Government Securities Risk. In addition to its investments in Digital Coins Instruments, the Fund expects to invest a portion of its remaining assets in U.S. Treasuries and other U.S. government obligations. Different U.S. government securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. Certain U.S. government securities may not be backed by the full faith and credit of the U.S. government.

•
Repurchase Agreements Risk. In addition to its investments in Digital Coins Instruments, the Fund expects to invest a portion of its remaining assets in repurchase agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral and result in certain costs and delays.

•	Operational Risk. The Fund is exposed to operational risks.

•
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Performance History

The Fund has recently commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

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Investment Adviser

CBOE VestSM Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception on _______, 2017.

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on ______, 2017.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (CBOE Vest Digital Coins Strategy Fund, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235), by wire, or by calling toll free at 1-855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Class A Shares and for Class C Shares. Subsequent investments must be in amounts of $100 or more. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’s INVESTMENTS

Digital Coins Generally

Digital Coins are a type of digital asset that is issued by, and transmitted through, the decentralized, open source protocol of the peer-to-peer Network. The Network hosts the decentralized public transaction ledger, known as the Blockchain, on which all Digital Coins are recorded. No single entity owns or operates the Network; the infrastructure is collectively maintained by a decentralized user base. Digital Coins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. Dollar, at rates determined on Exchanges or in individual end-user-to-end-user transactions under a barter system.

A Digital Coin is “stored” or reflected on the Blockchain, which is a digital record stored in a decentralized manner on the computers of each Network user. The Network software source code includes the protocols that govern the creation of Digital Coins and the cryptographic system that secures and verifies the Digital Coin transactions. The Blockchain is a canonical record of every Digital Coin, every Digital Coin transaction (including the creation or “mining” of new Digital Coins) and every Digital Coin address associated with a quantity of Digital Coins. The Network and Network software programs can interpret the Blockchain to determine the exact Digital Coin balance, if any, of any public Digital Coins address listed in the Blockchain as having taken part in a transaction on the Network.

The Network utilizes the Blockchain to evidence the existence of Digital Coin in any public Digital Coin address. A Digital Coin private key controls the transfer or “spending” of the Digital Coins from its associated public address. A Digital Coins “wallet” is a collection of private keys and their associated public addresses.

The Blockchain is comprised of a digital record, downloaded and stored, in whole or in part, on all Network users’ software programs. The file includes all blocks that have been solved by miners and is updated to include new blocks as they are solved. As each newly solved block refers back to and “connects” with the immediately prior solved block, the addition of a new block adds to the Blockchain in a manner similar to a new link being added to a chain. Each new block records outstanding Digital Coin transactions, and outstanding transactions are settled and validated through such recording. The Blockchain represents a complete, transparent and unbroken history of all transactions on the Digital Coin Network. Each Digital Coin transaction is broadcast to the Network and recorded in the Blockchain.

The Network is decentralized and does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of Digital Coin. Rather, each Digital Coin is created and allocated by the Digital Coins Network protocol through a “mining” process subject to a strict, well-known issuance schedule. The value of each Digital Coin is determined by the supply of and demand for that Digital Coin in the exchange market and in private end-user-to-end-user transactions, as well as the number of merchants that accept them. As Digital Coin transactions can be broadcast to the Digital Coins’ Network by any user’s Digital Coin Network software and Digital Coin can be transferred without the involvement of intermediaries or third parties, there are currently little or no transaction costs in direct peer-to-peer transactions on the Network. Third-party service providers such as Digital Coin Exchanges and third-party Digital Coin payment processing services may charge fees for processing transactions and for converting, or facilitating the conversion of, Digital Coin to or from fiat currency.

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Borrowing Money

The Fund may borrow money from a bank up to a limit of one-third of the market value of its assets. The Fund intends to enter into a credit facility to borrow money for temporary, emergency or other purposes, including the funding of shareholder redemption requests, trade settlements and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a regulated investment company. To the extent that the Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Leverage generally has the effect of increasing the amount of loss or gain the Fund might realize, and may increase volatility in the value of the Fund’s investments.

ADDITIONAL INFORMATION ABOUT RISK

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Digital Coin Risks

The following risk are specifically attributable to making investments in Digital Coins. Each of these risks could adversely impact the value of an investment in the Fund.

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New Technology Adoption Risks. Investing in Digital Coins represents an investment is a new technological innovation with a limited history. The Digital Coins has experienced recent significant growth, but there is no assurance that such growth will continue. Moreover, a contraction in this market may result in increased volatility or a reduction in the price of Digital Coins. The limited market trading history may limit the ability of the Fund’s investment adviser to assess opportunities and risks.

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Industry Uncertainty Risks. As Digital Coins and the marketplace for Digital Coins is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Digital Coins, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund. Even if growth in Digital Coins adoption occurs in the near or medium-term, there is no assurance that Digital Coins usage will continue to grow over the long-term. A contraction in use of Digital Coins may result in increased volatility or a reduction in the price of Digital Coins. These uncertain factors could adversely affect an investment in the Fund.

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Digital Coins Volatility Risks. Digital Coins trading prices are volatile. Speculators and investors who seek to profit from trading and holding Digital Coins generate a significant portion of Digital Coins demand. Digital Coins speculation regarding future appreciation in the value of Digital Coins may inflate and make more volatile the price of a Digital Coins. As a result, Digital Coins may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Digital Coins.

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Regulatory Risks. Both domestic and foreign regulators and governments have focused on regulation of Digital Coins. In the U.S., Digital Coins is regulated by both federal and state authorities, depending on the context of its usage. Digital Coins market disruptions and resulting governmental interventions are unpredictable, and may make Digital Coins illegal altogether. Future foreign regulations and directives may conflict with those in the U.S., and such regulatory actions may restrict or make Digital Coins illegal in foreign jurisdictions. Future regulations and directives in regulation may impact the demand for Digital Coins, and may also affect the ability of Digital Coins exchanges to operate and for other market participants to enter into Digital Coins transactions. To the extent that future regulatory actions or policies limit or restrict Digital Coins usage, Digital Coins trading or the ability to convert Digital Coins to government currencies, the demand for Digital Coins may be reduced, which may adversely affect investment in the Shares. Regulation of Digital Coins continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value or performance of Digital Coins and, thus, the Digital Coins in which the Fund invests. Moreover, in addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

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Excess Supply Risks. Newly created Digital Coins are generated through a process referred to as “mining,” and such Digital Coins are referred to as “newly mined Digital Coins.” If entities engaged in Digital Coins mining choose not to hold the newly mined Digital Coins, and, instead, make them available for sale, this increase in the supply of such Digital Coins can create downward pressure on the price of Digital Coins. A Digital Coins mining operation may be more likely to sell a higher percentage of its newly created Digital Coins, and more rapidly so, if it is operating at a low profit margin, thus reducing the price of Digital Coins. Lower Digital Coins prices may result in further tightening of profit margins for miners and worsening profitability, thereby potentially causing even further selling pressure. Decreasing profit margins and increasing sales of newly mined Digital Coins could result in a reduction in the price of Digital Coins, which could adversely impact an investment in the Fund.

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Disruptions and Failures at Digital Coins. Digital Coin exchanges operate websites on which users can trade Digital Coins for U.S. dollars, other government currencies or other digital assets. Trades on Digital Coins exchanges are unrelated to transfers of Digital Coins between users via the Digital Coins network. Digital Coins trades on Digital Coins exchanges are recorded on the Digital Coins exchange’s internal ledger only, and each internal ledger entry for a trade will correspond to an entry for an offsetting trade in U.S. dollars, other government

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currency or other digital asset. Digital Coins exchanges have a limited history with a record of disruptions. Since 2009, several Digital Coins exchanges have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks a/k/a “DDoS Attacks.” In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. In 2014, the largest Digital Coins exchange at the time, Mt. Gox, filed for bankruptcy in Japan amid reports the exchange lost up to 850,000 Digital Coins, valued then at over $450 million. Digital Coins exchanges are also appealing targets for hackers and malware. In August 2016, Bitfinex, a Digital Coins exchange located in Hong Kong, reported a security breach that resulted in the theft of approximately 120,000 Digital Coins valued at the time at approximately $65 million, a loss which was allocated to all Bitfinex account holders (rather than just specified holders whose wallets were affected directly), regardless of whether the account holder held Digital Coins or cash in their account. The potential for instability of Digital Coin exchanges and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, DDoS or malware, or government-mandated regulation may reduce confidence in Digital Coins, which may result in greater volatility in Digital Coins.

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Risks Associated with Demand for Specific Digital. As the market for Digital Coins evolves, it is possible that a digital asset other than Digital Coins held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Digital Coins held by the Fund (and thus negatively impacting the value of the Fund). Certain Digital Coins hold a “first-to-market” advantage over other digital assets. This first-to-market advantage is driven in large part by having the largest user base and, more importantly, the largest combined mining power in use to secure the blockchain and transaction verification system. Having a large mining network results in greater user confidence regarding the security and long-term stability of a digital asset’s network and its blockchain. As a result, the advantage of more users and miners may make such Digital Coins more secure, which makes it more attractive to new users and miners, resulting in a network effect that strengthens the first-to- market advantage. Such Digital Coins may also enjoy significantly greater acceptance and usage than other Digital Coin networks in the retail and commercial marketplace, due in large part to the relatively well-funded efforts of payment processing companies, including BitPay and Coinbase. Despite the marked first-mover advantage of certain Digital Coins, it is possible that other Digital Coins could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative Digital Coin that includes features not incorporated into Digital Coins held by the Fund. in such circumstances, the demand for the Digital Coins held by the Fund could be negatively impacted.

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Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Digital Coins (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain, which would adversely affect the transaction verification

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process by temporarily decreasing the speed at which blocks are added to the blockchain and make the blockchain more vulnerable to a malicious actor obtaining control in excess of 50 percent of the processing power on the blockchain. Reductions in processing power could result in material, though temporary, delays in transaction confirmation time. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Digital Coins. Furthermore, the block reward will decrease over time. In the summer of 2020, the block reward will reduce from 12.5 to 6.25 Digital Coins, and to 3.125 Digital Coins in 2024. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Digital Coins. Decreased demand for Digital Coins may adversely affect its price, which may adversely affect an investment in the Fund.

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Risks of Changes to Digital Coins Network. A small group of individuals contribute to the Digital Coins core project. These individuals can propose refinements or improvements to the Digital Coins network’s source code through one or more software upgrades that alter the protocols and software that govern the Digital Coins network and the properties of Digital Coins, including the irreversibility of transactions and limitations on the mining of new Digital Coins. However, Digital Coins is an open source project and, although there is an influential group of contributors in the Digital Coins community, there is no designated developer or group of developers who formally control the Digital Coins network. Any individual can download the Digital Coins network software and make any desired modifications, which are proposed to users and miners on the Digital Coins network through modifications typically posted to the Digital Coins development forum. When a modification is introduced and a substantial majority of users and miners consent to the modification, the change is implemented and the Digital Coins network remains uninterrupted. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Digital Coins network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Digital Coins network running in parallel, but with each version’s Digital Coins (the asset) lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. Although several chain forks have been addressed by community-led efforts to merge the two chains, such a fork could adversely affect Digital Coin’s viability. It is possible, however, that a substantial number of Digital Coins users and miners could adopt an incompatible version of Digital Coins while resisting community-led efforts to merge the two chains. This would result in a permanent fork. On August 1, 2017, after extended debates among developers as to how to improve the Digital Coins network’s transaction capacity, the Digital Coins network was forked by a group of developers and miners resulting in the creation of a new blockchain, which underlies the new digital asset “Digital Coins Cash” alongside the original Digital

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Coins blockchain. Digital Coins and Digital Coins Cash now operate on separate, independent blockchains. Although the Digital Coins network remained unchanged after the fork, it is unclear how such actions will affect the long-term viability of Digital Coins and, accordingly, may adversely affect an investment in the Fund.

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Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of Certain Digital Coins and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Digital Coins network’s long-term viability or the ability of end-users to hold and transfer Digital Coins may adversely affect an investment in the Fund. Additionally, a meritorious intellectual property claim could prevent end-users from accessing the Digital Coins network or holding or transferring their Digital Coins. As a result, an intellectual property claim could adversely affect an investment in the Fund.

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Risk Factors Related to Digital Coins and Digital Coin’s Network. Digital Coins can only be transferred with the private key associated with the public Digital Coin address in which the Digital Coin is held. The loss or destruction of a private key required to transfer the Fund’s Digital Coin holdings may be irreversible. The Fund’s loss of access to a private key associated with a public Digital Coin address that holds the Fund’s assets could adversely affect an investment in the Fund. The Fund safeguards and securely stores the private keys associated with the Fund’s public Digital Coin addresses by engaging the Fund’s custodian (the “Custodian”) to use its Cold Storage System. To the extent a private key is lost, destroyed, exfiltrated or otherwise compromised and no backup of the private key is accessible, the Custodian will be unable to transfer the Fund’s Digital Coin held in the public Digital Coin addresses associated with that private key. Consequently, such funds will effectively be lost, which could adversely affect an investment in the Fund.

Other General Fund Risks

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Risk of Investing in Futures. The Fund may invest in exchange-traded Digital Coins futures contracts (either directly or through the CBOEVest Subsidiary). Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile and using futures can increase the volatility of the Fund’s net asset value (“NAV”) and/or lower total return. Additionally, as a result of low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. Even a well-conceived futures transaction may be unsuccessful due to market events. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom

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the Fund has an open position in the futures contract. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

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Digital Coins Futures Market Risk. Unlike other more developed futures markets, the market for exchange-traded Digital Coins futures contracts has limited trading history and operational experience and may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than more established futures markets. The liquidity of the market will depend on, among other things, the adoption of Digital Coins and the commercial and speculative interest in the market for the ability to hedge against the price of Digital Coins with exchange-traded Digital Coins futures contracts.

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Options Risk. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. The risk of loss in trading uncovered call options in some strategies is potentially unlimited. There also is the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the option. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends; such predictions could prove incorrect and a part or all of the premium paid therefore could be lost.

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Risk of Investing in Derivatives. Derivatives are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate or index. The Fund’s use of Digital Coins-linked derivative instruments would involve risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions.

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Valuation Risk. In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

•	Liquidity Risk. The Fund invests in Digital Coin Instruments and Restricted Securities (as defined below), which may be less liquid than other types of investments. The

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illiquidity of Digital Coins Instruments and Restricted Securities could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares.

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Portfolio Turnover Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread, when it purchases Digital Coins Instruments. Because the Fund may “roll” certain of its Digital Coins Instruments, it may incur high levels of transaction costs. While the turnover of the Digital Coins Instrument positions is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover. The Fund’s high levels of turnover of certain Digital Coin positions may result in higher taxes when an investment in the Fund is held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

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Volatility Risk. Frequent or significant short-term price movements of Digital Coins, and thus Digital Coins Instruments, could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Digital Coins Instrument may result in immediate and substantial losses to the Fund.

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Margin Call Risk. Margin requirements are computed by brokers, and may be computed after-hours or when the futures exchanges on which each of the Digital Coins Instruments typically trade is closed. When the market value of a particular open futures contract position changes to a point where the margin on deposit does not satisfy maintenance margin requirements, a margin call is made by the commodity broker. The Fund will attempt to meet a margin call with available cash or cash equivalents. If the Fund does not have a sufficient amount of cash or cash equivalents to satisfy the margin call, the Fund will be required to liquidate its holdings of Digital Coins Instruments. If the margin call is not met within a reasonable time, or if the Fund is not provided sufficient notice of the margin call, the broker may close out all or a portion of the Subsidiary’s positions at any time. Margin calls may be accompanied by periods of pronounced market volatility and low liquidity which may exacerbate losses to the Fund.

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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

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Credit Risk. The Fund’s non-Digital Coins Instrument investments may be subject to credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to make dividend, interest and/ or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Fixed income securities are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

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CBOE Vest Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

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Tax Risk. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings. The IRS also recently issued proposed regulations that, if finalized, would generally treat a fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the CBOEVest Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

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Management Risk. The Fund is subject to management risk because it is an actively managed. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

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Borrowing and Leverage Risk. To the extent that the Fund borrows money or utilizes certain derivatives, it may be leveraged. The utilization of leverage, such as borrowings, involves certain risks to the Fund’s shareholders and generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

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Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

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Interest Rate Risk. The Fund’s non-Digital Coins Instrument investments may be subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most bonds go down. When the general level of interest rates goes down, the prices of most bonds go up. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board recently ended its quantitative easing program and has begun to raise rates.

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Restricted Securities. Restricted securities are securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to sell restricted securities promptly or at a reasonable time or price. Restricted Securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

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Risk of Investing in Other Investment Companies and ETPs. The Fund may invest in other investment companies, including ETFs, exchange-traded notes (“ETNs”) and exchange traded products (“ETPs”) that provide exposure to Digital Coins. ETNs are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold on a securities exchange. However, while ETF shares represent an interest in the ETF’s underlying assets, ETNs are structured products that are an obligation of the issuing bank, Broker-dealer or other intermediary, whereby the intermediary agrees to pay a return based on the target index less any fees. ETNs combine certain aspects of bonds and ETFs. Investors can hold an ETN until

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maturity. Additionally, the value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in interest rates or the issuer’s credit rating, and other economic, legal, political or geographic events. Investments in other investment companies and ETPs, which include ETFs and ETNs, will subject the Fund to the additional fees and expenses of the underlying investment company or ETP. At the same time, the Fund would continue to pay its own fees and other expenses.

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U.S. Government Securities Risk. In addition to its investments in Digital Coins Instruments, the Fund expects to invest a portion of its remaining assets in U.S. Treasuries and other U.S. government obligations. Different U.S. government securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by the full faith and credit of the U.S. government, the issuer’s ability to borrow from the U.S. Treasury, the credit of the issuing agency, instrumentality or government-sponsored entity, pools of assets (e.g. mortgage- backed securities) or the United States in some other way. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. Certain U.S. government securities may not be backed by the full faith and credit of the U.S. government. In addition, it is possible that the issuers of some U.S. government securities will not be able to timely meet their payment obligations in the future, and there is a risk of default. With respect to certain agency-issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations.

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Repurchase Agreements Risk. In addition to its investments in Digital Coins Instruments, the Fund expects to invest a portion of its remaining assets in repurchase agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

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Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

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Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

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MANAGEMENT

The Investment Adviser.

CBOE VestSM Financial LLC, 1765 Greensboro Station Pl, 9th Floor, McLean, VA 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser is the investment adviser to 49 other funds in the Trust and Institutional sub-advised separately managed accounts. As of __________, 2017, the Adviser had approximately $____ million in assets under management.

The Adviser also furnishes the Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, at a rate of x.xx% of the Fund’s average daily net assets.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of x.xx% of the average daily net assets of the Investor and Institutional Classes of shares of the Fund and x.xx% for the Class Y shares of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s annual report for the period ending October 31, 2017.

The Adviser is a subsidiary of CBOE Vest Group, Inc. (“CBOEVG”). CBOEVG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of CBOEVG is owned by certain individuals who operate CBOEVG and the Adviser. CBOEVG was organized in 2012. CBOE® Holdings, Inc. is the holding company for the Chicago Board Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500® Index options, which is the most actively traded U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. In the future and subject to the qualifications described in the principal investment strategies of the Fund, the Fund may trade options on CBOE®, including options on the S&P 500® Index. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. CBOE VestSM is a service mark of CBOEVG.

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The Portfolio Managers

The Fund is managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has twelve years of experience in derivative based investment strategy design and trading. Mr. Sood joined CBOE Vest Financial LLC in 2012. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Hale has four years of experience in investment and securities valuation and analysis. Mr. Hale joined Vest in 2015. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup for two years, conducting quantitative analysis on corporations. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The Fund’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Fund is a series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plans for the Fund’s Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C Share expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

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The 12b-1 Plans, while primarily intended to compensate for shareholder services expenses, were adopted pursuant to Rule 12b-1 under the 1940 Act, and they therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

Shareholder Servicing Plan

The Fund has adopted a shareholder service plan on behalf of its Class A and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

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Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different. The price you pay for a share of the Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Fund will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Certain Financial Intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

Minimum Investments. The minimum initial investment for Class A and Class C Shares is $1,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates. The Trust may also waive the minimum investment requirement for purchases by its affiliated

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entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund’s records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

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Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund’s shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

The Fund typically expects to meet redemption requests through cash holdings or cash equivalents and expect to use cash holdings or cash equivalents on a regular basis. To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Fund will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if the Fund determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

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Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: CBOE Vest Digital Coins Strategy Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235.

Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

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GENERAL INFORMATION

Signature Guarantees. To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Fund.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should such a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

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Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. As of the date of this Prospectus, the Adviser manages 49 other funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact the Fund’s performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund toll free at 855-505-VEST (8378).

General. The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid quarterly for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Fund’s distribution schedule before you invest.

Taxes. In general, the Fund distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Fund distributes are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Fund to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

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The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

The Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund’s investments and other assets attributable to the Fund’s Class A and Class C shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last

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reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Fund offers investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Class A Shares

Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

	Sales charge as a percentage of
Amount of purchase at the public offering price	Offering Price(1)	Net amount invested	Discount as a percentage of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%

$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%

(1)     The term “Offering Price” includes the front-end sales charge.

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Sales Charge Reductions and Waivers

To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund’s transfer agent or your Financial Intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your Financial Intermediary or the Fund’s Transfer Agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund’s Transfer Agent can verify your eligibility for the reduction or waiver. In order to receive a reduction or waiver, you may be required to provide your Financial Intermediary or the Fund’s Transfer Agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that Financial Intermediary and other Financial Intermediaries. Consult the Fund’s SAI for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation. After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current NAV per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention. A reduced sales charge on Class A Shares of the Funds as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member. You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also

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be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges - Class A Shares

No sales charge shall apply to:

(1)	reinvestment of income dividends and capital gain distributions;

(2)	exchanges of a Fund’s shares for those of another fund of the Trust;

(3)	purchases of Fund shares made by current or former directors, officers or employees, or agents of the Trust, the Adviser, the Distributor, or affiliates of the Adviser, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4)	purchases of Fund shares by the Fund’s Distributor for their own investment account and for investment purposes only;

(5)	a “qualified institutional buyer,” as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6)	a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the “Code”), as well as other charitable trusts and endowments, investing $50,000 or more;

(7)	a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8)	investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9)	institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and “rabbi trusts”; and

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(10)
the purchase of Fund shares, if available, through certain third-party fund “supermarkets.” Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service- provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Fund toll free at 855-505-VEST (8378). All account information is subject to acceptance and verification by the Fund’s Distributor.

Class C Shares

Class C Shares are subject to a Distribution (12b-1) and Service Fee as described below under “Rule 12b-1 Fees.”

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FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Fund will assess a 2.00% redemption fee Class A and the Class C Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Fund and if, as a result of this monitoring, the Fund believes that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Fund under the same taxpayer identification number shall be precluded from investing in the Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund

38

before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Fund will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants. However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction

39

fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

FINANCIAL HIGHLIGHTS

Because the Fund has not yet commenced operations, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

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FOR MORE INFORMATION

You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund. The Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the “SAI”), which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, by calling the Fund toll free at 855-505-VEST (8378), by e-mail at: mail@ccofva.com or on the Fund’s website at www.cboevestfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

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The CBOE Vest Family of Funds

PROSPECTUS
November xx, 2017

CBOE Vest Digital Coins Strategy Fund
Investor Class Shares (________)
Institutional Class Shares (__________)
Class Y Shares (__________)

This prospectus describes the CBOE Vest Digital Coins Strategy Fund. The CBOE Vest Digital Coins Strategy Fund is authorized to offer 5 classes of shares, three of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

FUND SUMMARY

Investment Objective

The investment objective of the CBOE Vest Digital Coins Strategy Fund (the “Fund”) is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares	Class Y Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	x.xx%	x.xx%	x.xx%

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	x.xx%	x.xx%	x.xx%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	x.xx%	x.xx%	x.xx%

Exchange Fee	x.xx%	x.xx%	x.xx%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	x.xx%	x.xx%	x.xx%
Distribution (12b-1) and Service Fees	x.xx%	x.xx%	x.xx%
Other Expenses (1)	x.xx%	x.xx%	x.xx%
Shareholder Services Plan(1)	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%

Fee Waivers and/or Expense Reimbursements(2)	(x.xx%)	(x.xx%)	(x.xx%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	x.xx%	x.xx%	x.xx%

1.	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund’s first full fiscal year.
2.
CBOE VestSM Financial LLC (the “Adviser”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of [xx%] of the average daily net assets of the Investor and Institutional Classes of shares of Fund and [xx%] of the Class Y shares. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$xx	$xx
Institutional Class Shares	$xx	$xx
Class Y Shares	$xx	$xxx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve total return by constructing a portfolio that comprised of investments in certain digital assets (“Digital Coins”) and/or instruments that provide exposure to the market performance of Digital Coins. The Fund is managed using a quantitative strategy designed to provide returns that correspond to the market capitalization weighted average of Digital Coins each with a market capitalization of more than $1 billion and in each of which the Fund can invest directly or in-directly while following the applicable laws under which the Fund operates (OR: and each for which derivative contracts are available). (the “Benchmark”).

Overview of Digital Coins and Market

Digital Coins, such as Bitcoin or Ethereum, are not issued by any government, bank or central organization. Digital Coins have a value based on the value token of the decentralized, open source protocol of the peer-to-peer computer networks (the “Network”). The Network hosts the decentralized public transaction ledger, known as the “Blockchain,” on which all of the Digital Coin transactions are recorded. Digital Coins can be transferred among parties via the Internet, without the use of a central administrator or clearing agency. The Network software governs the creation of Digital Coins and secures and verifies the transactions. The Network software can interpret the Blockchain to determine the exact Digital Coin balance, if

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any, of any public Digital Coin address listed in the Blockchain that has taken part in a transaction on the Network. A Digital Coin private key controls the transfer or “spending” of Digital Coin from its associated public Digital Coin address. A Digital Coin “wallet” is a collection of private keys and their associated public Digital Coin addresses. The Network is a recent technological innovation, and the Digital Coins that are created, transferred, used and stored by entities and individuals have certain features associated with several types of assets, most notably commodities and currencies.

Markets for Digital Coins are currently supported by many exchanges and infrastructure that has developed around the Network. Users can purchase Digital Coins on such Exchange platforms websites. Digital Coins can be converted to fiat currencies, such as the U.S. Dollar, or to other Digital Coins, at rates determined on such exchanges or in individual end-user-to-end-user transactions under a barter system. As of April 28, 2017, there were over 800 Digital Coins tracked by CoinMarketCap.com, having a total market capitalization of approximately $33.97 billion, using market prices and total available supply of each Digital Asset.

The Fund’s Strategy

The Fund invests substantially all of its assets in a combination of Digital Coins linked investments, U.S. government securities and money market instruments whose collective performance is designed to correspond to the performance of the Benchmark. The Fund seeks to gain exposure to Digital Coins, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “CBOEVest Subsidiary”). The CBOEVest Subsidiary is wholly-owned and controlled by the Fund. The Fund may also invest directly in Digital Coins. The Fund’ may also seek to gain exposure to the Digital Coin markets through investments in futures and forward contracts, swap transactions and other derivative transactions. The Fund may also invest in structured notes that provide exposure to the Digital markets. As the markets and instruments that provide exposure to Digital Coins is in the very early stages of developments, new products and investment transactions are likely to develop in the future that the Fund may invest or take part in that will could have varying degrees of opportunity and risks for the Fund. The Fund will also likely also have significant investments in cash, cash-equivalent investments, and U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The CBOEVest Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the CBOEVest Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the CBOEVest Subsidiary is intended to provide the Fund with exposure to Digital Coin returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the CBOEVest Subsidiary. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in Digital Coins and instruments that provide exposure to Digital Coins.

The Fund may also invest in pooled investment vehicles and exchange-traded products that provide exposure to Digital Coins. The Fund may borrow for investment purposes. The Fund

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may invest in “Restricted Securities” (defined below in the Principal Risks], which generally involves investments in securities that are not registered with any governmental regulator.

The Fund (and the CBOEVest Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), treasury inflation-protected securities, sovereign debt obligations of non-U.S. countries and repurchase agreements that provide liquidity, serve as margin or collateralize the Fund’s and/or the CBOEVest Subsidiary’s investments in Digital Coins.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Digital Coin Risks

The following risk are specifically attributable to making investments in Digital Coins. Each of these risks could adversely impact the value of an investment in the Fund.

•
New Technology Adoption Risks. Investing in Digital Coins represents an investment is a new technological innovation with a limited history. The limited market trading history may limit the ability of the Fund’s investment adviser to assess opportunities and risks.

•
Industry Uncertainty Risks. As Digital Coins and the marketplace for Digital Coins is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Digital Coins, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

•
Digital Coins Volatility Risks. Digital Coins trading prices are volatile. As a result, Digital Coins may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Digital Coins.

•
Regulatory Risks. Both domestic and foreign regulators and governments have focused on regulation of Digital Coins. to the extent that future regulatory actions or policies limit or restrict Digital Coins usage, Digital Coins trading or the ability to convert Digital Coins to government currencies, the demand for Digital Coins may be reduced, which may adversely affect investment in the Shares. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

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•
Excess Supply Risks. Newly created Digital Coins are generated through a process referred to as “mining,” and such Digital Coins are referred to as “newly mined Digital Coins.” If entities engaged in Digital Coins mining choose not to hold the newly mined Digital Coins, and, instead, make them available for sale, this increase in the supply of such Digital Coins can create downward pressure on the price of Digital Coins.

•
Disruptions and Failures at Digital Coins. Digital Coin exchanges operate websites on which users can trade Digital Coins for U.S. dollars, other government currencies or other digital assets. Digital Coins exchanges have a limited history with a record of disruptions. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. The potential for instability of Digital Coin exchanges and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Digital Coins, which may result in greater volatility in Digital Coins.

•
Risks Associated with Demand for Specific Digital. As the market for Digital Coins evolves, it is possible that a digital asset other than Digital Coins held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Digital Coins held by the Fund (and thus negatively impacting the value of the Fund). Certain Digital Coins hold a “first-to-market” advantage over other digital assets. Despite the marked first-mover advantage of certain Digital Coins, it is possible that other Digital Coins could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative Digital Coin that includes features not incorporated into Digital Coins held by the Fund. in such circumstances, the demand for the Digital Coins held by the Fund could be negatively impacted.

•
Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Digital Coins (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Digital Coins. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Digital Coins. Decreased demand for Digital Coins may adversely affect its price, which may adversely affect an investment in the Fund.

5

•
Risks of Changes to Digital Coins Network. A small group of individuals can propose refinements or improvements to the Digital Coins network’s source code through one or more software upgrades that alter the protocols and software that govern the Digital Coins network and the properties of Digital Coins, including the irreversibility of transactions and limitations on the mining of new Digital Coins. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Digital Coins network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Digital Coins network running in parallel, but with each version’s Digital Coins (the asset) lacking interchangeability. It is possible, however, that a substantial number of Digital Coins users and miners could adopt an incompatible version of Digital Coins while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Digital Coins and, accordingly, may adversely affect an investment in the Fund.

•
Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of Certain Digital Coins and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Digital Coins network’s long-term viability or the ability of end-users to hold and transfer Digital Coins may adversely affect an investment in the Fund.

•
Risk Factors Related to Digital Coins and Digital Coin’s Network. Digital Coins can only be transferred with the private key associated with the public Digital Coin address in which the Digital Coin is held. The loss or destruction of a private key required to transfer the Fund’s Digital Coin holdings may be irreversible. The Fund’s loss of access to a private key associated with a public Digital Coin address that holds the Fund’s assets could adversely affect an investment in the Fund.

Other General Fund Risks

•
Risk of Investing in Futures. The Fund may invests in exchange-traded Digital Coins futures contracts (either directly or through the CBOEVest Subsidiary). Futures contracts can be highly volatile and using futures can increase the volatility of the Fund’s net asset value (“NAV”) and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

•
Digital Coins Futures Market Risk. Unlike other more developed futures markets, the market for exchange-traded Digital Coins futures contracts has limited trading history and operational experience and may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than more established futures markets.

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•
Options Risk. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. The risk of loss in trading uncovered call options in some strategies is potentially unlimited. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends; such predictions could prove incorrect and a part or all of the premium paid therefore could be lost.

•
Risk of Investing in Derivatives. Derivatives are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate or index. The Fund’s use of Digital Coins-linked derivative instruments would involve risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions.

•
Valuation Risk. In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. There is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

•
Liquidity Risk. The Fund invests in Digital Coin Instruments and Restricted Securities (as defined below), which may be less liquid than other types of investments. The illiquidity of Digital Coins Instruments and Restricted Securities could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares.

•
Portfolio Turnover Risk. The Fund may experience high portfolio turnover. The Fund’s high levels of turnover of certain Digital Coin positions may result in higher taxes when an investment in the Fund is held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

•	Volatility Risk. Frequent or significant short-term price movements of Digital Coins, and thus Digital Coins Instruments, could adversely impact the performance of the

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Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect.

•
Margin Call Risk. Margin requirements are computed by brokers, and may be computed after-hours or when the futures exchanges on which each of the Digital Coins Instruments typically trade is closed. If the margin call is not met within a reasonable time, or if the Fund is not provided sufficient notice of the margin call, the broker may close out all or a portion of the Subsidiary’s positions at any time. Margin calls may be accompanied by periods of pronounced market volatility and low liquidity which may exacerbate losses to the Fund.

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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets.

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Credit Risk. The Fund’s non-Digital Coins Instrument investments may be subject to credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to make dividend, interest and/ or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

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CBOEVest Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

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Tax Risk. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings. The IRS also recently issued proposed regulations that, if finalized, would generally treat a fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the CBOEVest Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future

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legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

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Management Risk. The Fund is subject to management risk because it is an actively managed. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

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Borrowing and Leverage Risk. To the extent that the Fund borrows money or utilizes certain derivatives, it may be leveraged. The utilization of leverage, such as borrowings, involves certain risks to the Fund’s shareholders and generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

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Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

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Interest Rate Risk. The Fund’s non-Digital Coins Instrument investments may be subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates.

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Restricted Securities. Restricted securities are securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to sell restricted securities promptly or at a reasonable time or price. Restricted Securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result.

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Risk of Investing in Other Investment Companies and ETPs. The Fund may invest in other investment companies, including ETFs, exchange-traded notes (“ETNs”) and exchange traded products (“ETPs”) that provide exposure to Digital Coins. ETNs are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold on a securities exchange. However, while ETF shares represent an interest in the ETF’s underlying assets, ETNs are structured products that are an obligation of the issuing bank, broker-dealer or other intermediary, whereby the intermediary agrees to pay a return based on the target index less any fees. ETNs combine certain aspects of bonds and ETFs. Investors can hold an ETN until maturity. Investments in other investment companies and ETPs, which include ETFs and ETNs, will subject the Fund to the additional fees and expenses of the underlying investment company or ETP. At the same time, the Fund would continue to pay its own fees and other expenses.

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•
U.S. Government Securities Risk. In addition to its investments in Digital Coins Instruments, the Fund expects to invest a portion of its remaining assets in U.S. Treasuries and other U.S. government obligations. Different U.S. government securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. Certain U.S. government securities may not be backed by the full faith and credit of the U.S. government.

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Repurchase Agreements Risk. In addition to its investments in Digital Coins Instruments, the Fund expects to invest a portion of its remaining assets in repurchase agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral and result in certain costs and delays.

•	Operational Risk. The Fund is exposed to operational risks.

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Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Performance History

The Fund has recently commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

CBOE VestSM Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception on _______, 2017.

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on ______, 2017.

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Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (CBOE Vest Digital Coins Strategy Fund, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235), by wire, or by calling toll free at 1-855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class Shares, $100,000 for Institutional Class Shares, and $[30,000,000] for the Class Y Shares. Subsequent investments must be in amounts of $100 or more for Investor Class Shares and Institutional Class Shares. Subsequent investments must be in amounts of $_____ or more for Class Y Shares. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’s INVESTMENTS

Digital Coins Generally

Digital Coins are a type of digital asset that is issued by, and transmitted through, the decentralized, open source protocol of the peer-to-peer Network. The Network hosts the decentralized public transaction ledger, known as the Blockchain, on which all Digital Coins are recorded. No single entity owns or operates the Network; the infrastructure is collectively maintained by a decentralized user base. Digital Coins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. Dollar, at rates determined on Exchanges or in individual end-user-to-end-user transactions under a barter system.

A Digital Coin is “stored” or reflected on the Blockchain, which is a digital record stored in a decentralized manner on the computers of each Network user. The Network software source code includes the protocols that govern the creation of Digital Coins and the cryptographic system that secures and verifies the Digital Coin transactions. The Blockchain is a canonical record of every Digital Coins, every Digital Coin transaction (including the creation or “mining” of new Digital Coins) and every Digital Coin address associated with a quantity of Digital Coins. The Network and Network software programs can interpret the Blockchain to determine the exact Digital Coin balance, if any, of any public Digital Coins address listed in the Blockchain as having taken part in a transaction on the Network.

The Network utilizes the Blockchain to evidence the existence of Digital Coin in any public Digital Coin address. A Digital Coin private key controls the transfer or “spending” of the Digital Coins from its associated public address. A Digital Coins “wallet” is a collection of private keys and their associated public addresses.

The Blockchain is comprised of a digital record, downloaded and stored, in whole or in part, on all Network users’ software programs. The file includes all blocks that have been solved by miners and is updated to include new blocks as they are solved. As each newly solved block refers back to and “connects” with the immediately prior solved block, the addition of a new block adds to the Blockchain in a manner similar to a new link being added to a chain. Each new block records outstanding Digital Coin transactions, and outstanding transactions are settled and validated through such recording. The Blockchain represents a complete, transparent and unbroken history of all transactions on the Digital Coin Network. Each Digital Coin transaction is broadcast to the Network and recorded in the Blockchain.

The Network is decentralized and does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of Digital Coin. Rather, each Digital Coin is created and allocated by the Digital Coins Network protocol through a “mining” process subject to a strict, well-known issuance schedule. The value of each Digital Coin is determined by the supply of and demand for that Digital Coin in the exchange market and in private end-user-to-end-user transactions, as well as the number of merchants that accept them. As Digital Coin transactions can be broadcast to the Digital Coins’ Network by any user’s Digital Coin Network software and Digital Coin can be transferred without the involvement of intermediaries or third parties, there are currently little or no transaction costs in direct peer-to-peer transactions on the Network. Third-party service providers such as Digital Coin Exchanges and third-party Digital Coin payment processing services may charge fees for processing transactions and for converting, or facilitating the conversion of, Digital Coin to or from fiat currency.

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Borrowing Money

The Fund may borrow money from a bank up to a limit of one-third of the market value of its assets. The Fund intends to enter into a credit facility to borrow money for temporary, emergency or other purposes, including the funding of shareholder redemption requests, trade settlements and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a regulated investment company. To the extent that the Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Leverage generally has the effect of increasing the amount of loss or gain the Fund might realize, and may increase volatility in the value of the Fund’s investments.

ADDITIONAL INFORMATION ABOUT RISK

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Digital Coin Risks

The following risk are specifically attributable to making investments in Digital Coins. Each of these risks could adversely impact the value of an investment in the Fund.

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New Technology Adoption Risks. Investing in Digital Coins represents an investment is a new technological innovation with a limited history. The Digital Coins has experienced recent significant growth, but there is no assurance that such growth will continue. Moreover, a contraction in this market may result in increased volatility or a reduction in the price of Digital Coins. The limited market trading history may limit the ability of the Fund’s investment adviser to assess opportunities and risks.

•
Industry Uncertainty Risks. As Digital Coins and the marketplace for Digital Coins is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Digital Coins, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund. Even if growth in Digital Coins adoption occurs in the near or medium-term, there is no assurance that Digital Coins usage will continue to grow over the long-term. A contraction in use of Digital Coins may result in increased volatility or a reduction in the price of Digital Coins. These uncertain factors could adversely affect an investment in the Fund.

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Digital Coins Volatility Risks. Digital Coins trading prices are volatile. Speculators and investors who seek to profit from trading and holding Digital Coins generate a significant portion of Digital Coins demand. Digital Coins speculation regarding

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future appreciation in the value of Digital Coins may inflate and make more volatile the price of a Digital Coins. As a result, Digital Coins may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Digital Coins.

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Regulatory Risks. Both domestic and foreign regulators and governments have focused on regulation of Digital Coins. In the U.S., Digital Coins is regulated by both federal and state authorities, depending on the context of its usage. Digital Coins market disruptions and resulting governmental interventions are unpredictable, and may make Digital Coins illegal altogether. Future foreign regulations and directives may conflict with those in the U.S., and such regulatory actions may restrict or make Digital Coins illegal in foreign jurisdictions. Future regulations and directives in regulation may impact the demand for Digital Coins, and may also affect the ability of Digital Coins exchanges to operate and for other market participants to enter into Digital Coins transactions. To the extent that future regulatory actions or policies limit or restrict Digital Coins usage, Digital Coins trading or the ability to convert Digital Coins to government currencies, the demand for Digital Coins may be reduced, which may adversely affect investment in the Shares. Regulation of Digital Coins continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value or performance of Digital Coins and, thus, the Digital Coins in which the Fund invests. Moreover, in addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

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Excess Supply Risks. Newly created Digital Coins are generated through a process referred to as “mining,” and such Digital Coins are referred to as “newly mined Digital Coins.” If entities engaged in Digital Coins mining choose not to hold the newly mined Digital Coins, and, instead, make them available for sale, this increase in the supply of such Digital Coins can create downward pressure on the price of Digital Coins. A Digital Coins mining operation may be more likely to sell a higher percentage of its newly created Digital Coins, and more rapidly so, if it is operating at a low profit margin, thus reducing the price of Digital Coins. Lower Digital Coins prices may result in further tightening of profit margins for miners and worsening profitability, thereby potentially causing even further selling pressure. Decreasing profit margins and increasing sales of newly mined Digital Coins could result in a reduction in the price of Digital Coins, which could adversely impact an investment in the Fund.

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Disruptions and Failures at Digital Coins. Digital Coin exchanges operate websites on which users can trade Digital Coins for U.S. dollars, other government currencies or other digital assets. Trades on Digital Coins exchanges are unrelated to transfers of Digital Coins between users via the Digital Coins network. Digital Coins trades on Digital Coins exchanges are recorded on the Digital Coins exchange’s internal ledger only, and each internal ledger entry for a trade will correspond to an entry for an offsetting trade in U.S. dollars, other government currency or other digital asset. Digital Coins exchanges have a limited history with a record of disruptions. Since 2009, several Digital Coins exchanges have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks a/k/a “DDoS Attacks.” In many of these instances, the

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customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. In 2014, the largest Digital Coins exchange at the time, Mt. Gox, filed for bankruptcy in Japan amid reports the exchange lost up to 850,000 Digital Coins, valued then at over $450 million. Digital Coins exchanges are also appealing targets for hackers and malware. In August 2016, Bitfinex, a Digital Coins exchange located in Hong Kong, reported a security breach that resulted in the theft of approximately 120,000 Digital Coins valued at the time at approximately $65 million, a loss which was allocated to all Bitfinex account holders (rather than just specified holders whose wallets were affected directly), regardless of whether the account holder held Digital Coins or cash in their account. The potential for instability of Digital Coin exchanges and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, DDoS or malware, or government-mandated regulation may reduce confidence in Digital Coins, which may result in greater volatility in Digital Coins.

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Risks Associated with Demand for Specific Digital. As the market for Digital Coins evolves, it is possible that a digital asset other than Digital Coins held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Digital Coins held by the Fund (and thus negatively impacting the value of the Fund). Certain Digital Coins hold a “first-to-market” advantage over other digital assets. This first-to-market advantage is driven in large part by having the largest user base and, more importantly, the largest combined mining power in use to secure the blockchain and transaction verification system. Having a large mining network results in greater user confidence regarding the security and long-term stability of a digital asset’s network and its blockchain. As a result, the advantage of more users and miners may make such Digital Coins more secure, which makes it more attractive to new users and miners, resulting in a network effect that strengthens the first-to-market advantage. Such Digital Coins may also enjoy significantly greater acceptance and usage than other Digital Coin networks in the retail and commercial marketplace, due in large part to the relatively well-funded efforts of payment processing companies, including BitPay and Coinbase. Despite the marked first-mover advantage of certain Digital Coins, it is possible that other Digital Coins could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative Digital Coin that includes features not incorporated into Digital Coins held by the Fund. in such circumstances, the demand for the Digital Coins held by the Fund could be negatively impacted.

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Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Digital Coins (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain, which would adversely affect the transaction verification process by temporarily decreasing the speed at which blocks are added to the blockchain and make the blockchain more vulnerable to a malicious actor obtaining control in excess of 50 percent of the processing power on the blockchain. Reductions in processing power could result in material, though temporary, delays in transaction confirmation time. Any reduction in confidence in the transaction

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verification process or mining processing power may adversely impact the price of Digital Coins. Furthermore, the block reward will decrease over time. In the summer of 2020, the block reward will reduce from 12.5 to 6.25 Digital Coins, and to 3.125 Digital Coins in 2024. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Digital Coins. Decreased demand for Digital Coins may adversely affect its price, which may adversely affect an investment in the Fund.

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Risks of Changes to Digital Coins Network. A small group of individuals contribute to the Digital Coins core project. These individuals can propose refinements or improvements to the Digital Coins network’s source code through one or more software upgrades that alter the protocols and software that govern the Digital Coins network and the properties of Digital Coins, including the irreversibility of transactions and limitations on the mining of new Digital Coins. However, Digital Coins is an open source project and, although there is an influential group of contributors in the Digital Coins community, there is no designated developer or group of developers who formally control the Digital Coins network. Any individual can download the Digital Coins network software and make any desired modifications, which are proposed to users and miners on the Digital Coins network through modifications typically posted to the Digital Coins development forum. When a modification is introduced and a substantial majority of users and miners consent to the modification, the change is implemented and the Digital Coins network remains uninterrupted. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Digital Coins network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Digital Coins network running in parallel, but with each version’s Digital Coins (the asset) lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. Although several chain forks have been addressed by community-led efforts to merge the two chains, such a fork could adversely affect Digital Coin’s viability. It is possible, however, that a substantial number of Digital Coins users and miners could adopt an incompatible version of Digital Coins while resisting community-led efforts to merge the two chains. This would result in a permanent fork. On August 1, 2017, after extended debates among developers as to how to improve the Digital Coins network’s transaction capacity, the Digital Coins network was forked by a group of developers and miners resulting in the creation of a new blockchain, which underlies the new digital asset “Digital Coins Cash” alongside the original Digital Coins blockchain. Digital Coins and Digital Coins Cash now operate on separate, independent blockchains. Although the Digital Coins network remained unchanged after the fork, it is unclear how such actions will affect the long-term viability of Digital Coins and, accordingly, may adversely affect an investment in the Fund.

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•
Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of Certain Digital Coins and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Digital Coins network’s long-term viability or the ability of end-users to hold and transfer Digital Coins may adversely affect an investment in the Fund. Additionally, a meritorious intellectual property claim could prevent end-users from accessing the Digital Coins network or holding or transferring their Digital Coins. As a result, an intellectual property claim could adversely affect an investment in the Fund.

Risk Factors Related to Digital Coins and Digital Coin’s Network. Digital Coins can only be transferred with the private key associated with the public Digital Coin address in which the Digital Coin is held. The loss or destruction of a private key required to transfer the Fund’s Digital Coin holdings may be irreversible. The Fund’s loss of access to a private key associated with a public Digital Coin address that holds the Fund’s assets could adversely affect an investment in the Fund. The Fund safeguards and securely stores the private keys associated with the Fund’s public Digital Coin addresses by engaging the Fund’s custodian (the “Custodian”) to use its Cold Storage System. To the extent a private key is lost, destroyed, exfiltrated or otherwise compromised and no backup of the private key is accessible, the Custodian will be unable to transfer the Fund’s Digital Coin held in the public Digital Coin addresses associated with that private key. Consequently, such funds will effectively be lost, which could adversely affect an investment in the Fund.

Other General Fund Risks

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Risk of Investing in Futures. The Fund may invest in exchange-traded Digital Coins futures contracts (either directly or through the CBOEVest Subsidiary). Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile and using futures can increase the volatility of the Fund’s net asset value (“NAV”) and/or lower total return. Additionally, as a result of low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. Even a well-conceived futures transaction may be unsuccessful due to market events. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

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Digital Coins Futures Market Risk. Unlike other more developed futures markets, the market for exchange-traded Digital Coins futures contracts has limited trading history and operational experience and may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than more

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established futures markets. The liquidity of the market will depend on, among other things, the adoption of Digital Coins and the commercial and speculative interest in the market for the ability to hedge against the price of Digital Coins with exchange-traded Digital Coins futures contracts.

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Options Risk. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. The risk of loss in trading uncovered call options in some strategies is potentially unlimited. There also is the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the option. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends; such predictions could prove incorrect and a part or all of the premium paid therefore could be lost.

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Risk of Investing in Derivatives. Derivatives are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate or index. The Fund’s use of Digital Coins-linked derivative instruments would involve risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions.

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Valuation Risk. In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

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Liquidity Risk. The Fund invests in Digital Coin Instruments and Restricted Securities (as defined below), which may be less liquid than other types of investments. The illiquidity of Digital Coins Instruments and Restricted Securities could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares.

•	Portfolio Turnover Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread, when it purchases Digital Coins Instruments.

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Because the Fund may “roll” certain of its Digital Coins Instruments, it may incur high levels of transaction costs. While the turnover of the Digital Coins Instrument positions is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover. The Fund’s high levels of turnover of certain Digital Coin positions may result in higher taxes when an investment in the Fund is held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

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Volatility Risk. Frequent or significant short-term price movements of Digital Coins, and thus Digital Coins Instruments, could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Digital Coins Instrument may result in immediate and substantial losses to the Fund.

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Margin Call Risk. Margin requirements are computed by brokers, and may be computed after-hours or when the futures exchanges on which each of the Digital Coins Instruments typically trade is closed. When the market value of a particular open futures contract position changes to a point where the margin on deposit does not satisfy maintenance margin requirements, a margin call is made by the commodity broker. The Fund will attempt to meet a margin call with available cash or cash equivalents. If the Fund does not have a sufficient amount of cash or cash equivalents to satisfy the margin call, the Fund will be required to liquidate its holdings of Digital Coins Instruments. If the margin call is not met within a reasonable time, or if the Fund is not provided sufficient notice of the margin call, the broker may close out all or a portion of the Subsidiary’s positions at any time. Margin calls may be accompanied by periods of pronounced market volatility and low liquidity which may exacerbate losses to the Fund.

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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

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Credit Risk. The Fund’s non-Digital Coins Instrument investments may be subject to credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to make dividend, interest and/ or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Fixed income securities are subject to varying degrees of credit risk which may be reflected in credit

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ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

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CBOEVest Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

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Tax Risk. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings. The IRS also recently issued proposed regulations that, if finalized, would generally treat a fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the CBOEVest Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

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Management Risk. The Fund is subject to management risk because it is an actively managed. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

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Borrowing and Leverage Risk. To the extent that the Fund borrows money or utilizes certain derivatives, it may be leveraged. The utilization of leverage, such as borrowings, involves certain risks to the Fund’s shareholders and generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

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Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

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Interest Rate Risk. The Fund’s non-Digital Coins Instrument investments may be subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most bonds go down. When the general level of interest rates goes down, the prices of most bonds go up. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board recently ended its quantitative easing program and has begun to raise rates.

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Restricted Securities. Restricted securities are securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to sell restricted securities promptly or at a reasonable time or price. Restricted Securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

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Risk of Investing in Other Investment Companies and ETPs. The Fund may invest in other investment companies, including ETFs, exchange-traded notes (“ETNs”) and exchange traded products (“ETPs”) that provide exposure to Digital Coins. ETNs are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold on a securities exchange. However, while ETF shares represent an interest in the ETF’s underlying assets, ETNs are structured products that are an obligation of the issuing bank, broker-dealer or other intermediary, whereby the intermediary agrees to pay a return based on the target index less any fees. ETNs combine certain aspects of bonds and ETFs. Investors can hold an ETN until maturity. Additionally, the value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in interest rates or the issuer’s credit rating, and other economic, legal, political or geographic events. Investments in other investment companies and ETPs, which include ETFs and ETNs, will subject the Fund to the additional fees and expenses of the underlying investment company or ETP. At the same time, the Fund would continue to pay its own fees and other expenses.

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U.S. Government Securities Risk. In addition to its investments in Digital Coins Instruments, the Fund expects to invest a portion of its remaining assets in U.S. Treasuries and other U.S. government obligations. Different U.S. government

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securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by the full faith and credit of the U.S. government, the issuer’s ability to borrow from the U.S. Treasury, the credit of the issuing agency, instrumentality or government-sponsored entity, pools of assets (e.g. mortgage-backed securities) or the United States in some other way. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. Certain U.S. government securities may not be backed by the full faith and credit of the U.S. government. In addition, it is possible that the issuers of some U.S. government securities will not be able to timely meet their payment obligations in the future, and there is a risk of default. With respect to certain agency-issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations.

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Repurchase Agreements Risk. In addition to its investments in Digital Coins Instruments, the Fund expects to invest a portion of its remaining assets in repurchase agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

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Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

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Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

MANAGEMENT

The Investment Adviser.

CBOE VestSM Financial LLC, 1765 Greensboro Station Pl, 9th Floor, McLean, VA 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser is the investment adviser to 49 other funds in the Trust and Institutional sub-advised separately managed accounts. As of __________, 2017, the Adviser had approximately $____ million in assets under management.

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The Adviser also furnishes the Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, at a rate of x.xx% of the Fund’s average daily net assets.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of x.xx% of the average daily net assets of the Investor and Institutional Classes of shares of the Fund and x.xx% for the Class Y shares of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s annual report for the period ending October 31, 2017.

The Adviser is a subsidiary of CBOE Vest Group, Inc. (“CBOEVG”). CBOEVG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of CBOEVG is owned by certain individuals who operate CBOEVG and the Adviser. CBOEVG was organized in 2012. CBOE® Holdings, Inc. is the holding company for the Chicago Board Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500® Index options, which is the most actively traded U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. In the future and subject to the qualifications described in the principal investment strategies of the Fund, the Fund may trade options on CBOE®, including options on the S&P 500® Index. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. CBOE VestSM is a service mark of CBOEVG.

The Portfolio Managers

The Fund is managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has twelve years of experience in derivative based investment strategy design and trading. Mr. Sood joined CBOE Vest Financial LLC in 2012. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior

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to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Hale has four years of experience in investment and securities valuation and analysis. Mr. Hale joined Vest in 2015. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup for two years, conducting quantitative analysis on corporations. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The Fund’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Fund is a series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.

Shareholder Servicing Plan

The Fund has adopted a shareholder service plan on behalf of its Investor Class and Institutional Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

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Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

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HOW TO BUY SHARES

You may purchase shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different. The price you pay for a share of the Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Fund will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Certain Financial Intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

Minimum Investments. The minimum initial investment for Investor Class Shares is $1,000, Institutional Class Shares is $100,000 and Class Y Shares is $[30,000,000]. Subsequent investments must be in amounts of $100 or more for the Investor and Institutional Class Shares and $_____ for the Class Y Shares. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

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After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund’s records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund’s shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

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The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances, you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

The Fund typically expects to meet redemption requests through cash holdings or cash equivalents and expect to use cash holdings or cash equivalents on a regular basis. To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Fund will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if the Fund determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: CBOE Vest Digital Coins Strategy Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by

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telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235.

Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

GENERAL INFORMATION

Signature Guarantees. To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

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Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Fund.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should such a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. As of the date of this Prospectus, the Adviser manages 49 other funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact the Fund’s performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account

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registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund toll free at 855-505-VEST (8378).

General. The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid quarterly for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Fund’s distribution schedule before you invest.

Taxes. In general, the Fund distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Fund distributes are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions

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declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Fund to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

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NET ASSET VALUE

The Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund’s investments and other assets attributable to the Fund’s Investor Class Institutional Class shares and Class Y Shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

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SHARE CLASS ALTERNATIVES

The Fund offers investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Investor Class Shares

Investor Class Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.25% Rule 12b-1 fee.

Institutional Class Shares and Class Y Shares

Institutional Class Shares are offered with no front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 fees. Class Y Shares are distinguished from Institutional Class Shares in that they are offered without the imposition of a shareholder services plan fee and they are subject to a high minimum investment threshold.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Fund will assess a 2.00% redemption fee of Investor Class Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

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The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Fund and if, as a result of this monitoring, the Fund believes that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Fund under the same taxpayer identification number shall be precluded from investing in the Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Fund will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants. However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

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The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long-term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

FINANCIAL HIGHLIGHTS

Because the Fund has not yet commenced operations, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

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FOR MORE INFORMATION

You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund. The Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the “SAI”), which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, by calling the Fund toll free at 855-505-VEST (8378), by e-mail at: mail@ccofva.com or on the Fund’s website at www.cboevestfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

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STATEMENT OF ADDITIONAL INFORMATION

November xx, 2017

The CBOE VEST Family of Funds 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235 855-505-VEST (8378)

CBOE Vest Defined Distribution Strategy Fund Class A Shares (VDDAX) Class C Shares (VDDCX) Investor Class Shares (VDDLX) Institutional Class Shares (VDDIX) Class Y Shares (______)	CBOE Vest S&P 500® Buffer Protect Strategy (June) Fund Class A Shares (BUAUX) Class C Shares (BUCUX) Investor Class Shares (BUMUX) Institutional Class Shares (BUIUX)

CBOE Vest S&P 500® Buffer Protect Strategy Fund Class A Shares (BUAGX) Class C Shares (BUCGX) Investor Class Shares (BUMGX) Institutional Class Shares (BUIGX) Class Y Shares (_____)	CBOE Vest S&P 500® Buffer Protect Strategy (July) Fund Class A Shares (BUALX) Class C Shares (BUCLX) Investor Class Shares (BUMLX) Institutional Class Shares (BUILX)

CBOE Vest S&P 500® Buffer Protect Strategy (January) Fund Class A Shares (BUAJX) Class C Shares (BUCJX) Investor Class Shares (BUMJX) Institutional Class Shares (BUIJX)	CBOE Vest S&P 500® Buffer Protect Strategy (August) Fund Class A Shares (BUATX) Class C Shares (BUCTX) Investor Class Shares (BUMTX) Institutional Class Shares (BUITX)

CBOE Vest S&P 500® Buffer Protect Strategy (February) Fund Class A Shares (BUAFX) Class C Shares (BUCFX) Investor Class Shares (BUMFX) Institutional Class Shares (BUIFX)	CBOE Vest S&P 500® Buffer Protect Strategy (September) Fund Class A Shares (BUASX) Class C Shares (BUCSX) Investor Class Shares (BUMSX) Institutional Class Shares (BUISX)

CBOE Vest S&P 500® Buffer Protect Strategy (March) Fund Class A Shares (BUMAX) Class C Shares (BUCMX) Investor Class Shares (BUMMX) Institutional Class Shares (BUIMX)	CBOE Vest S&P 500® Buffer Protect Strategy (October) Fund Class A Shares (BUAOX) Class C Shares (BUCOX) Investor Class Shares (BUMOX) Institutional Class Shares (BUIOX)

CBOE Vest S&P 500® Buffer Protect Strategy (April) Fund Class A Shares (BUAAX) Class C Shares (BUCAX) Investor Class Shares (BUMAX) Institutional Class Shares (BUIAX)	CBOE Vest S&P 500® Buffer Protect Strategy (November) Fund Class A Shares (BUANX) Class C Shares (BUCNX) Investor Class Shares (BUMNX) Institutional Class Shares (BUINX)

CBOE Vest S&P 500® Buffer Protect Strategy (May) Fund Class A Shares (BUAYX) Class C Shares (BUCYX) Investor Class Shares (BUMYX) Institutional Class Shares (BUIYX)	CBOE Vest S&P 500® Buffer Protect Strategy (December) Fund Class A Shares (BUADX) Class C Shares (BUCDX) Investor Class Shares (BUMDX) Institutional Class Shares (BUIDX)

CBOE VEST Family of Funds Continued On Next Page

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

The CBOE VEST Family of Funds 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235 855-505-VEST (8378)

CBOE Vest S&P 500® Enhanced Growth Strategy Fund Class A Shares (ENGAX) Class C Shares (ENGCX) Investor Class Shares (ENGLX) Institutional Class Shares (ENGIX) Class Y Shares (_____)	CBOE Vest S&P 500® Enhanced Growth Strategy (July) Fund Class A Shares (ENALX) Class C Shares (ENCLX) Investor Class Shares (ENMLX) Institutional Class Shares (ENMIX)

CBOE Vest S&P 500® Enhanced Growth Strategy (January) Fund Class A Shares (ENAJX) Class C Shares (ENCJX) Investor Class Shares (ENMJX) Institutional Class Shares (ENIJX)	CBOE Vest S&P 500® Enhanced Growth Strategy (August) Fund Class A Shares (ENATX) Class C Shares (ENCTX) Investor Class Shares (ENMTX) Institutional Class Shares (ENITX)

CBOE Vest S&P 500® Enhanced Growth Strategy (February) Fund Class A Shares (ENAFX) Class C Shares (ENCFX) Investor Class Shares (ENMFX) Institutional Class Shares (ENIFX)	CBOE Vest S&P 500® Enhanced Growth Strategy (September) Fund Class A Shares (ENASX) Class C Shares (ENCSX) Investor Class Shares (ENMSX) Institutional Class Shares (ENISX)

CBOE Vest S&P 500® Enhanced Growth Strategy (March) Fund Class A Shares (ENAMX) Class C Shares (ENCMX) Investor Class Shares (ENMMX) Institutional Class Shares (ENIMX)	CBOE Vest S&P 500® Enhanced Growth Strategy (October) Fund Class A Shares (ENAOX) Class C Shares (ENCOX) Investor Class Shares (ENMOX) Institutional Class Shares (ENIOX)

CBOE Vest S&P 500® Enhanced Growth Strategy (April) Fund Class A Shares (ENAAX) Class C Shares (ENCAX) Investor Class Shares (ENMAX) Institutional Class Shares (ENIZX)	CBOE Vest S&P 500® Enhanced Growth Strategy (November) Fund Class A Shares (ENANX) Class C Shares (ENCNX) Investor Class Shares (ENMNX) Institutional Class Shares (ENINX)

CBOE Vest S&P 500® Enhanced Growth Strategy (May) Fund Class A Shares (ENAYX) Class C Shares (ENCZX) Investor Class Shares (ENMYX) Institutional Class Shares (ENIYX)	CBOE Vest S&P 500® Enhanced Growth Strategy (December) Fund Class A Shares (ENADX) Class C Shares (ENCDX) Investor Class Shares (ENMDX) Institutional Class Shares (ENIDX)

CBOE Vest S&P 500® Enhanced Growth Strategy (June) Fund Class A Shares (ENAUX) Class C Shares (ENCUX) Investor Class Shares (ENMUX) Institutional Class Shares (ENIUX)	CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund Class A (KNGAX) Class C Shares (KNGCX) Investor Class Shares (KNGLX) Institutional Class Shares (KNGIX) Class Y Shares (_____)

CBOE Vest S&P 500® Monthly Range Capture Fund Class A (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX) Class Y Shares (XXXXX)	CBOE Vest Digital Coins Strategy Fund Class A (XXXXX) Class C Shares (XXXXX) Investor Class Shares (XXXXX) Institutional Class Shares (XXXXX) Class Y Shares (XXXXX)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses for the CBOE Vest Funds as they may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectus. You may obtain the prospectus of the Funds and the SAI, free of charge, by writing to World Funds Trust (the “Trust”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling 855-505-VEST (8378).

THE CBOE VEST FAMILY OF FUNDS

CBOE Vest Defined Distribution Strategy Fund (the “Defined Distribution Strategy Fund”)

CBOE Vest S&P 500® Buffer Protect Strategy Fund (the “Buffer Protect Strategy Fund”)
CBOE Vest S&P 500® Buffer Protect Strategy (January) Fund
CBOE Vest S &P 500® Buffer Protect Strategy (February) Fund
CBOE Vest S &P 500® Buffer Protect Strategy (March) Fund
CBOE Vest S&P 500® Buffer Protect Strategy (April) Fund
CBOE Vest S&P 500 ® Buffer Protect Strategy (May) Fund
CBOE Vest S&P 500 ® Buffer Protect Strategy (June) Fund
CBOE Vest S&P 500® Buffer Protect Strategy (July) Fund
CBOE Vest S&P 500® Buffer Protect Strategy (August) Fund
CBOE Vest S&P 500® Buffer Protect Strategy (September) Fund
CBOE Vest S&P 500® Buffer Protect Strategy (October) Fund
CBOE Vest S&P 500® Buffer Protect Strategy (November) Fund
CBOE Vest S&P 500® Buffer Protect Strategy (December) Fund

CBOE Vest S&P 500® Enhanced Growth Strategy Fund (the “Enhanced Growth Strategy Fund”)
CBOE Vest S&P 500® Enhanced Growth Strategy (January) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (February) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (March) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (April) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (May) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (June) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (July) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (August) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (September) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (October) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (November) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (December) Fund

CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Dividend Aristocrats Fund”)

CBOE Vest S&P 500® Monthly Range Capture Fund (the “Monthly Range Capture Fund”)

CBOE Vest Digital Coins Strategy Fund (the “Digital Coins Strategy Fund”)

Investment Adviser:
CBOE Vest Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

TABLE OF CONTENTS                                                                                                                                                                                                         Page
THE TRUST	1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES	2
DESCRIPTION OF PERMITTED INVESTMENTS	3
ADDITIONAL INFORMATION ABOUT THE DIGITAL COINS STRATEGY FUND	9
INVESTMENT LIMITATIONS	28
INVESTMENT ADVISER	30
PORTFOLIO MANAGERS	33
SERVICE PROVIDERS	35
TRUSTEES & OFFICERS OF THE TRUST	38
BOARD OF TRUSTEES	41
CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS	43
DETERMINATION OF NET ASSET VALUE	44
DISTRIBUTION	46
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES	49
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES	51
SHAREHOLDER SERVICES	51
TAXES	53
BROKERAGE ALLOCATION AND OTHER PRACTICES	67
DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS	70
DESCRIPTION OF SHARES	73
PROXY VOTING	74
CODE OF ETHICS	75
FINANCIAL INFORMATION	75
EXHIBIT A (PROXY VOTING POLICIES AND PROCEDURES OF ADVISER)	76
EXHIBIT B (WORLD FUNDS TRUST PROXY VOTING POLICIES)	79
EXHIBIT C (NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER	81

THE TRUST

General. World Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund”. The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other mutual funds within the Trust, other than the Funds, are described in separate prospectuses and statements of additional information.

The Funds. This SAI relates to: (i) CBOE Vest Defined Distribution Strategy Fund (“Defined Distribution Strategy Fund”); (ii) CBOE Vest S&P 500® Buffer Protect Strategy Fund (“Buffer Protect Strategy Fund”), CBOE Vest S&P 500® Buffer Protect Strategy (January) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (February) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (March) Fund, CBOE Vest S&P 500®, (April) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (May) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (June) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (July) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (August) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (September) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (October) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (November) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (December) Fund (collectively the Funds within this category (ii) may be referred to herein as the “Buffer Protect Funds” or in the case of the Monthly Funds, the “Buffer Protect Monthly Funds”); and (iii) CBOE Vest S&P 500® Enhanced Growth Strategy Fund (the “Enhanced Growth Strategy Fund”), CBOE Vest S&P 500® Enhanced Growth Strategy (January) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (February) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (March) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (April) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (May) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (June) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (July) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (August) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (September) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (October) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (November) Fund, and CBOE Vest S&P 500® Enhanced Growth Strategy (December ) Fund (collectively the Funds within this category (iii) may be referred to herein as the “Enhanced Growth Funds” or in the case of the Monthly Funds, as the “Enhanced Growth Monthly Funds”); (iv) CBOE Vest S&P 500® Dividend Aristocrats Fund (the “Dividend Aristocrats Fund”);

(v) the CBOE Vest S&P 500® Monthly Range Capture Fund (the “Monthly Range Capture Fund”); and (vi) CBOE Vest Digital Coins Strategy Fund (the “Digital Coins Strategy Fund”). The Buffer Protect Monthly Funds and the Enhanced Growth Monthly Funds may be referred to collectively as the “CBOE Vest Monthly Funds”; the CBOE Vest Monthly Funds along with the Defined Distribution Fund, the Buffer Protect Strategy Fund, the Enhanced Growth Strategy Fund, the Dividend Aristocrats Fund, the Monthly Range Capture Fund, and the Digital Coins Strategy Fund may be referred to herein as the “CBOE Vest Funds” or the “Funds”).

This SAI should be read in conjunction with the prospectuses the Funds. This SAI is incorporated by reference into the Funds’ prospectuses. No investment in shares should be made without reading the prospectuses. The Funds are separate investment portfolios or series of the Trust. Each of the Funds is “non-diversified” as that term is defined in the 1940 Act, the rules and regulations thereunder and the interpretations thereof.

Description of Multiple Classes of Shares. All of the Funds are authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% 12b-1 fee, Class C Shares imposing no front-end sales charge, and charging a 1.00% 12b-1 and service fee, Investor Class Shares imposing no front-end or deferred sales charges and a 0.25% 12b-1 fee; and Institutional Class Shares imposing no front-end or deferred sales charges and no 12b-1 fee. Each of the foregoing classes of shares is authorized to pay up to 0.15% to third parties for the provision of shareholder services, including sub-accounting and sub-transfer agency fees. The Monthly Range Capture Fund, Enhanced Growth Strategy Fund, Buffer Protect Strategy Fund, Defined Distribution Strategy Fund, Dividend Aristocrats Fund, and Digital Coins Strategy Fund are also authorized to issue Class Y Shares imposing no front-end or deferred sales charges, no 12b-1 fee and no fees for shareholder services to third parties.

ADDITIONAL INFORMATION
ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objective and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Funds’ Adviser makes purchases and sales for the Funds’ portfolio whenever necessary, in the Adviser’s opinion, to meet each Fund’s objective.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, the Funds may invest in any type of security whose characteristics are consistent with its investment programs described below. The Funds may invest in other investment companies and ETFs (defined below) (collectively “Underlying Funds”) – to the extent any of the investments or techniques are described, they may indicate the investments and techniques that the Funds generally will do directly or indirectly through investments in Underlying Funds.

Equity Securities. Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

United States Government Obligations. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by

FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Securities of Other Investment Companies. Each Fund’s investments in Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the Underlying Fund. Generally, the Funds will not purchase securities of another investment company if, as a result: (i) more than 10% of the Funds’ total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Funds, or (iii) more than 5% of the Funds’ total assets would be invested in any one such investment company. However, many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. In the alternative, the Funds intends to rely on Rule 12d1-3, which allows unaffiliated mutual funds and ETFs to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by FINRA for funds of funds. In addition to ETFs, the Funds may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Securities Options. The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (the “OCC”). Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100® .. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

Each Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Funds’ execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Funds will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Funds. Inasmuch as the Funds’ securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Funds bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Funds’ securities that would result in a loss on both such securities and the options on stock indices acquired by the Funds.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Funds in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Funds are unable to close out a call option on securities that it has written before the option is exercised, the Funds may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Funds are unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that the Funds has purchased) expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Funds’ custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Funds’ assets to cover or segregated accounts could impede portfolio management or the Funds’ ability to meet redemption requests or other current obligations.

Options on Futures Contracts. The Funds may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options. The Funds may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Funds may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Funds writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Funds originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Funds, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, because the Funds must maintain a secured position with respect to any call option on a security it writes, the Funds may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Funds’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Funds may treat the cover used for written dealer options as liquid if the dealer agrees that the Funds may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat dealer options as subject to the Funds’ limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Funds will change its treatment of such instruments accordingly.

Short Sales. The Funds may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Funds sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Funds makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds covers its short position, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Funds do not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 30% of the value of the Funds’ net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Funds contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Funds may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements.

ADDITIONAL INFORMATION ABOUT THE DIGITAL COINS STRATEGY FUND

Investment Policies and Restrictions

Repurchase Agreements. The Digital Coins Strategy Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Digital Coins Strategy Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Digital Coins Strategy Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Digital Coins Strategy Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement and are held by the Trust’s custodian bank until repurchased. In addition, the Trust’s Board of Trustees (“Board” or “Trustees”) has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with the Digital Coins Strategy Fund. No more than an aggregate of 15% of the Digital Coins Strategy Fund’s net assets will be invested in repurchase agreements having maturities longer than seven days.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Digital Coins Strategy Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral not within the control of the Digital Coins Strategy Fund and, therefore, the Digital Coins Strategy Fund may incur delays in disposing of the security and/or may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Futures Contracts and Options. Futures contracts generally provide for the future purchase or sale of a specified instrument, index or commodity at a specified future time and at a specified price. Futures contracts linked to digital coins and other types of futures contracts are settled daily with a payment by the Digital Coins Strategy Fund (or exchange) to an exchange (or Digital Coins Strategy Fund) of a cash amount based on the difference between the level of the underlying instrument specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Digital Coins Strategy Fund may use futures contracts and options on futures contracts that CBOE Vest Financial LLC (the “Adviser”) believes to be appropriate.

An option is a contract that provides the holder of the option the right to buy or sell shares or other assets at a fixed price, within a specified period of time. An American call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A European call option gives the option holder the right to buy the underlying security from the option writer only on the option expiration date. An American put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option. A European put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price only on the option expiration date.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying the same contract which was previously sold or selling the same contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a margin deposit (typically in cash or government securities) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash-settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements that are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Digital Coins Strategy Fund expects to earn interest income on its margin deposits in the form of cash.

The Digital Coins Strategy Fund may use future contracts and options thereon, together with positions in cash and money market instruments. Positions in future contracts and options may be closed out only on an exchange that provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Digital Coins Strategy Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Digital Coins Strategy Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Digital Coins Strategy Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

The Digital Coins Strategy Fund will seek to minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies ( e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Digital Coins Strategy Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.

Utilization of futures transactions by the Digital Coins Strategy Fund involves the risk of loss by the Digital Coins Strategy Fund of margin deposits in the event of the bankruptcy or other similar insolvency with respect to a broker with whom the Digital Coins Strategy Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Except as otherwise specified in the Digital Coins Strategy Fund’s Prospectus or this SAI, there are no limitations on the extent to which the Digital Coins Strategy Fund may engage in transactions involving futures and options thereon. The Digital Coins Strategy Fund will take steps to prevent its futures positions from “leveraging” its securities holdings. When the Digital Coins Strategy Fund has a long futures position requiring physical settlement, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When the Digital Coins Strategy Fund has a short futures position requiring physical settlement, the Digital Coins Strategy Fund will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Digital Coins Strategy Fund under the contract (less the value of any margin deposits in connection with the position).

Swaps. Over-the-counter (“OTC”) swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset, usually an interest rate. Although OTC swap agreements entail the risk that a party will default on its payment obligations thereunder, the Digital Coins Strategy Fund seeks to reduce this risk generally by receiving (or paying) collateral daily and entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of the Digital Coins Strategy Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The Digital Coins Strategy Fund may enter into digital coin-based swap agreements cleared through a central clearing house or the clearing house’s affiliate (“Cleared Swaps”), including total return swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security or commodity, basket of securities or commodities, or securities or commodities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. Total return swap agreements may effectively add leverage to the Digital Coin Strategy Fund’s portfolio because, in addition to its total net assets, the Digital Coin Strategy Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements entail the risk that a party will default on its payment obligations to the Digital Coin Strategy Fund thereunder. Swap agreements also bear the risk that the Digital Coin Strategy Fund will not be able to meet its obligation to the counterparty. Generally, the Digital Coin Strategy Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Digital Coin Strategy Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Digital Coin Strategy Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate NAV at least equal to the accrued excess will be segregated by the Digital Coin Strategy Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Digital Coin Strategy Fund’s obligations will be accrued on a daily basis, and the full amount of the Digital Coin Strategy Fund’s obligations will be segregated by the Digital Coin Strategy Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Digital Coin Strategy Fund initially to make an equivalent direct investment, plus or minus any amount the Digital Coin Strategy Fund is obligated to pay or is to receive under the total return swap agreement.

Segregation and other requirements pertaining to total return swap agreements are subject to change in the event of future changes in applicable laws or regulations. It is possible that any such changes in laws or regulations could require modifications to the operation of the Digital Coin Strategy Fund.

The use of such swap agreements involves certain risks. For example, if the counterparty, under an OTC swap agreement, defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, the Digital Coin Strategy Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delays.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized OTC derivative instruments that the Commodity Futures Trading Commission (“CFTC”) and Securities and Exchange Commission (“SEC”) defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, the Digital Coin Strategy Fund’s ultimate counterparty is a central clearinghouse rather than a swap dealer, bank or other financial institution. The Digital Coin Strategy Fund enters into cleared swaps through an executing broker. Such transactions are then submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When the Digital Coin Strategy Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Digital Coin Strategy Fund or may be received by the Digital Coin Strategy Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Digital Coin Strategy Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Digital Coin Strategy Fund has a loss of less than the margin amount, the excess margin is returned to the Digital Coin Strategy Fund. If the Digital Coin Strategy Fund has a gain, the full margin amount and the amount of the gain is paid to the Digital Coin Strategy Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Digital Coin Strategy Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Digital Coin Strategy Fund has an open position in a swap contract. The assets of the Digital Coin Strategy Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Digital Coin Strategy Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers or central counterparty’s clearing members. If the FCM does not provide accurate reporting, the Digital Coin Strategy Fund is also subject to the risk that the FCM could use the Digital Coin Strategy Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to, but may not necessarily, increase the liquidity of swaps trading.

In addition, with respect to cleared swaps, the Digital Coin Strategy Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Digital Coin Strategy Fund may invest.

Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Digital Coin Strategy Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Digital Coin Strategy Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before the Digital Coin Strategy Fund can enter into a new trade, market conditions may become less favorable to the Digital Coin Strategy Fund.

The Adviser will continue to monitor developments regarding trading and execution of cleared swaps on exchanges, particularly to the extent regulatory changes affect the Digital Coin Strategy Fund’s ability to enter into swap agreements and the costs and risks associated with such investments.

Forwards. A forward transaction is a contract to buy or sell a specified quantity of an asset at a specified date in the future at a specified price which may be any fixed number of days from the date of the contract agreed upon by the parties. Forward contracts may be used to increase or reduce exposure to price movements, including movements in the price of digital coin or a foreign currency.

The use of forward transactions involves certain risks. For example, if the counterparty under the contract defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, the Digital Coin Strategy Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delays.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Structured Notes. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of such factor(s) may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

Participation Notes. Participation notes (“P-Notes”) are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with the underlying security. However, the holder of a P-Note generally does not receive voting rights as it would if it directly owned the underlying security. P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subject the Digital Coin Strategy Fund to counterparty risk, as discussed below. Investments in P-Notes involve certain risks in addition to those associated with a direct investment in the underlying foreign securities or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a P-Note will equal the value of the underlying foreign security or foreign securities market that it seeks to replicate.

As the purchaser of a P-Note, the Digital Coin Strategy Fund is relying on the creditworthiness of the counterparty issuing the P-Note and has no rights under a P-Note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Digital Coin Strategy Fund would lose its investment. The risk that the Digital Coin Strategy Fund may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Digital Coin Strategy Fund purchases P-Notes issued by one issuer or a small number of issuers. P-Notes also include transaction costs in addition to those applicable to a direct investment in securities.

Due to liquidity and transfer restrictions, the secondary markets on which P-Notes are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for securities in the Digital Coin Strategy Fund’s portfolio and may cause the value of the P-Notes to decline. The ability of the Digital Coin Strategy Fund to value its securities becomes more difficult and the Adviser’s judgment in the application of fair value procedures may play a greater role in the valuation of the Digital Coin Strategy Fund’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Digital Coin Strategy Fund to accurately assign a daily value to such securities.

Future Developments. The Digital Coin Strategy Fund may take advantage of opportunities in the area of options, futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use or which are not currently available, but which may be developed, to the extent such investments are considered suitable for the Digital Coin Strategy Fund by the Adviser.

Special Considerations and Risks

A discussion of the risks associated with an investment in the Digital Coin Strategy Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

General.  Investment in the Digital Coins Strategy Fund should be made with an understanding that the value of the Digital Coins Strategy Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the price of digital coins, the value of securities generally and other factors.

Under normal circumstances, the Digital Coins Strategy Fund invests in digital coin-linked derivative instruments (“Digital Coin Instruments”) and pooled investment vehicles and exchange-traded products that provide exposure to digital coins (together with Digital Coint Instruments, “Digital Coin Investments”), along with short-term investment grade fixed income securities that may include U.S. government and agency securities; treasury inflation-protected securities; sovereign debt obligations of non- U.S. countries; repurchase agreements; money market instruments; and cash and other cash equivalents.

The Digital Coin Strategy Fund will invest in certain Digital Coin Instruments through a wholly-owned subsidiary of the Digital Coin Strategy Fund organized under the laws of the

Cayman Islands (the “Subsidiary”). The Digital Coin Strategy Fund may also invest in pooled investment vehicles and exchange-traded products that provide exposure to digital coins through the Subsidiary.

Cayman Subsidiary: The Digital Coin Strategy Fund may invest up to 25% of the value of its total assets at each quarter-end of the Digital Coin Strategy Fund’s fiscal year in the Subsidiary. The Subsidiary may invest in Digital Coin Instruments, as described under “Digital Coin Instruments” below, as well as in pooled investment vehicles and exchange-traded products that provide exposure to digital coins. Because the Digital Coin Strategy Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Prospectus and this SAI, the Digital Coin Strategy Fund may be considered to be investing indirectly in those investments through the Subsidiary. Therefore, except as otherwise noted, for purposes of this disclosure, references to the Digital Coin Strategy Fund’s investments strategies and risks include those of the Subsidiary.

The Subsidiary is not registered under the 1940 Act and is not directly subject to its investor protections, except as noted in the Prospectus or this SAI. However, the Subsidiary is wholly-owned and controlled by the Digital Coin Strategy Fund and is advised by the Adviser. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Digital Coin Strategy Fund, including its investment in the Subsidiary, and the Digital Coin Strategy Fund’s role as the sole shareholder of the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same service providers or with affiliates of the same service providers that provide those services to the Digital Coin Strategy Fund.

Changes in the laws of the United States (where the Digital Coin Strategy Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated) could prevent the Digital Coin Strategy Fund and/or the Subsidiary from operating as described in the Prospectus and this SAI and could negatively affect the Digital Coin Strategy Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Digital Coin Strategy Fund would likely decrease.

The financial statements of the Subsidiary will be consolidated with the Digital Coin Strategy Fund’s financial statements in the Digital Coin Strategy Fund’s annual and semi-annual reports.

Digital Coin Instruments: The Digital Coin Strategy Fund gains exposure to certain Digital Coin Instruments through the Subsidiary. Additional information on the Subsidiary is set forth under “Cayman Subsidiary” above.

Additional information regarding specific Digital Coin Instruments is set forth below. The Digital Coin Strategy Fund, either directly or through the Subsidiary, may also gain exposure to Digital Coin Instruments through investment in certain investment companies, including exchange-traded funds (“ETFs”), and other pooled investment vehicles that invest primarily in digital coins or digital coin-related instruments, and in exchange-traded notes (“ETNs”) linked to the value of digital coins.

The Digital Coin Strategy Fund may invest up to 25% of its total assets in the Subsidiary, portions of which will be committed as “initial” and “variation” margin to secure the Subsidiary’s positions in Digital Coin Instruments. These assets are placed in accounts maintained by the Subsidiary at the Subsidiary’s clearing broker or FCM, and are held in cash or invested in U.S. Treasury bills and other direct or guaranteed debt obligations of the U.S. government maturing within less than one year at the time of investment.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Digital Coin Strategy Fund’s Shares will be adversely affected if trading markets for the Digital Coin Strategy Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

The Digital Coin Strategy Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Regulatory developments affecting the exchange-traded derivatives markets may impair the Digital Coin Strategy Fund’s ability to manage or hedge its investment portfolio through the use of derivatives. The Dodd-Frank Act and the rules promulgated thereunder may limit the ability of the Digital Coin Strategy Fund to enter into one or more exchange-traded derivatives transactions.

Changes in the laws or regulations of the United States or the Cayman Islands, including any changes to applicable tax laws and regulations, could impair the ability of the Digital Coin Strategy Fund to achieve its investment objective and could increase the operating expenses of the Digital Coin Strategy Fund or the Subsidiary. For example, in 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules that affect the ability of certain investment advisers to registered investment companies and other entities to rely on previously available exclusions or exemptions from registration under the Commodity Exchange Act of 1936, as amended (“CEA”) and regulations thereunder. Specifically, these amendments, which became effective on January 1, 2013, require an investment adviser of a registered investment company to register with the CFTC as a “commodity pool operator” (“CPO”) if the investment company either markets itself as a vehicle for trading commodity interests or conducts more than a de minimis amount of speculative trading in commodity interests. As a result of the amendments and based on the Digital Coin Strategy Fund’s and its Subsidiary’s current investment strategies, the Digital Coin Strategy Fund and the Subsidiary are each a “commodity pool” and the Adviser, which is currently registered with the CFTC as a CPO and commodity trading adviser under the CEA, is considered a CPO with respect to the Digital Coin Strategy Fund and the Subsidiary. Accordingly, the Digital Coin Strategy Fund and the Adviser are subject to dual regulation by the CFTC and the SEC. In August 2013, the CFTC adopted regulations that seek to “harmonize” CFTC regulations with overlapping SEC rules and regulations. Pursuant to the CFTC harmonization regulations, the Digital Coin Strategy Fund and the Adviser may elect to meet the requirements of certain CFTC regulations by complying with specific SEC rules and regulations relating to disclosure and reporting requirements. The CFTC could deem the Digital Coin Strategy Fund or the Adviser in violation of an applicable CFTC regulation if the Digital Coin Strategy Fund or the Adviser failed to comply with a related SEC regulatory requirement under the CFTC harmonization regulations. The Digital Coin Strategy Fund and the Adviser will remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations even if they elect substituted compliance under the CFTC harmonization regulations. Compliance with the CFTC regulations could increase the Digital Coin Strategy Fund’s expenses, adversely affecting the Digital Coin Strategy Fund’s total return. In addition, the CFTC or the SEC could at any time alter the regulatory requirements governing the use of commodity index-linked notes, commodity futures, options on commodity futures or swap transactions by investment companies, which could result in the inability of the Digital Coin Strategy Fund to achieve its investment objective through its current strategies.

The Subsidiary may utilize futures contracts, among other Digital Coin Instruments. The use of futures is subject to applicable regulations of the SEC, the several exchanges upon which they are traded, the CFTC and various state regulatory authorities.

The Digital Coin Strategy Fund may also invest in securities issued by other investment companies, equity securities, fixed income securities and money market instruments, including repurchase agreements.

Futures Contracts. The Digital Coin Strategy Fund, through the Subsidiary, may purchase and sell futures contracts.

The Subsidiary may invest in digital coin futures contracts.

Digital Coin futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges may have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market. In the commodity futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouse acts as the counterparty to all exchange-traded futures contracts, that is, the Subsidiary’s obligation is to the clearinghouse, and the Subsidiary will look to the clearinghouse to satisfy the Subsidiary’s rights under a digital coin futures contract.

Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Digital Coin Strategy Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Subsidiary is not able to enter into an offsetting transaction, the Subsidiary will continue to be required to maintain the margin deposits on the futures contract.

Margin is the amount of funds that must be deposited by the Digital Coin Strategy Fund with its custodian or FCM in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Subsidiary’s open positions in futures contracts. A margin deposit is intended to ensure the Subsidiary’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Subsidiary. In computing daily net asset value, the Subsidiary will mark to market the current value of its open futures contracts. The Subsidiary expects to earn interest income on its margin deposits.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Subsidiary would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The day limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. Despite the daily price limits on various futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Subsidiary invests in digital coin futures contracts, the assets of the Digital Coin Strategy Fund and the Subsidiary, and therefore the prices of Digital Coin Strategy Fund shares, may be subject to greater volatility.

There can be no assurance that a liquid market will exist at a time when the Digital Coin Strategy Fund seeks to close out a futures contract. The Subsidiary would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Digital Coin Strategy Fund’s net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Regulatory Aspects of Investments in Futures. The Adviser has registered as a CPO with the CFTC. The Adviser’s investment decisions may need to be modified, and commodity contract positions held by the Digital Coin Strategy Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Digital Coin Strategy Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of the law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Digital Coin Strategy Fund is impossible to predict, but could be substantial and adverse to the Digital Coin Strategy Fund.

Asset Coverage for Futures Positions. The Digital Coin Strategy Fund and Subsidiary on a consolidated basis will comply with SEC guidance with respect to coverage of futures positions by registered investment companies. SEC guidance may require the Digital Coin Strategy Fund, in certain circumstances, to segregate cash or liquid securities on its books and records, or engage in other appropriate measures to “cover” its obligations under certain futures or derivative contracts. For example, with respect to futures that are not cash settled, the Digital Coin Strategy Fund is required to segregate liquid assets equal to the full notional value of the futures contract. For futures contracts that are cash settled, the Digital Coin Strategy Fund is required to segregate liquid assets in an amount equal to the Digital Coin Strategy Fund’s daily mark-to-market (net) obligation (i.e., the Digital Coin Strategy Fund’s daily net liability) under the contract. Securities earmarked or held in a segregated account cannot be sold while the Digital Coin Strategy Fund’s futures position is outstanding, unless replaced with other permissible assets (or otherwise covered), and will be marked-to-market daily. As an alternative to segregating assets, for any futures contract held by the Digital Coin Strategy Fund, the Digital Coin Strategy Fund could purchase a put option on that same futures contract with a strike price as high or higher than the price of the contract held. The Subsidiary may not enter into futures positions if such positions will require the Digital Coin Strategy Fund to set aside or earmark more than 100% of its net assets.

Federal Income Tax Treatment of Exchange-Listed Commodity Futures and Investments in the Subsidiary. The Digital Coin Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company (“RIC”) under the Code. The Internal Revenue Service (the “IRS”) issued a revenue ruling in

December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the Digital Coin Strategy Fund’s ability to invest directly in commodity-linked futures contracts or swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked futures contracts or swaps. A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Digital Coin Strategy Fund has not obtained a ruling from the IRS with respect to its investments or its structure.

The IRS has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gains generated by investments in commodity index-linked notes and income generated by investments in a subsidiary. The IRS also recently issued proposed regulations that, if finalized, would generally treat a fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

Based on the principles underlying private letter rulings previously issued to other taxpayers, the Digital Coin Strategy Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. Furthermore, the tax treatment of the Digital Coin Strategy Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, future IRS guidance or Treasury regulations.

If the IRS were to change its position or otherwise determine that income derived from the Digital Coin Strategy Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation, court decisions, future IRS guidance or Treasury regulations were to adversely affect the tax treatment of such investments, the Digital Coin Strategy Fund might cease to qualify as a RIC and would be required to reduce its exposure to such investments which could result in difficulty in implementing its investment strategy. If the Digital Coin Strategy Fund did not qualify as a RIC for any taxable year, the Digital Coin Strategy Fund’s taxable income would be subject to tax at the Digital Coin Strategy Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Digital Coin Strategy Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Regulation of Digital Coins. Regulatory changes or actions may alter the nature of an investment in the Shares or restrict the use of digital coins or the operation of the Digital Coin network or the digital coin exchange market in a manner that adversely affects an investment in the Digital Coins Strategy Fund. As digital coins have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies (including the Financial Crimes Enforcement Network (“FinCEN”), SEC, CFTC, Financial Industry Regulatory Authority (“FINRA”), the Consumer Financial Protection Bureau (“CFPB”), the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have been examining the Digital Coin networks, digital coin users and the digital coin exchange market, with particular focus on the extent to which digital coins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises and the safety and soundness of exchanges or other service providers that hold digital coins for users. Many of these state and federal agencies have issued consumer advisories regarding the risks posed by digital coins to investors. On-going and future regulatory actions may alter, perhaps to a materially adverse extent, the nature of an investment in the Shares or the ability of the Digital Coin Strategy Fund to continue to operate.

The Digital Coin network is a recent technological innovation, and the digital coin that is created, transferred, used and stored by entities and individuals have certain features associated with several types of assets, most notably commodities and currencies. In 2013 guidance, FinCEN took the position that any administrator or exchanger of convertible digital currencies must register with FinCEN as a money transmitter and must comply with the anti-money laundering regulations applicable to money transmitters. FinCEN subsequently issued several interpretive letters clarifying which entities would be considered administrators or exchangers and which would be considered mere “users” not subject to registration. The requirement that digital coin exchangers that do business in the U.S. register with FinCEN and comply with anti-money laundering regulations may increase the cost of buying and selling digital coins and therefore may adversely affect its price.

In 2015, the New York State Department of Financial Services (“NYDFS”) finalized a rule that requires most businesses involved in digital currency business activity in or involving New York, excluding merchants and consumers, to apply for a license, commonly known as a BitLicense, from the NYDFS and to comply with anti-money laundering, cyber security, consumer protection, and financial and reporting requirements, among others. As an alternative to the BitLicense in New York, firms can apply for a charter to become limited purpose trust companies qualified to engage in digital currency business activity. Other states have considered regimes similar to the BitLicense (for example, a bill in California would have imposed a similar regime, although the bill was shelved), or have required digital currency businesses to register with their states as money transmitters, such as Washington and Georgia, which results in digital currency businesses being subject to requirements similar to those of NYDFS’ BitLicense regime. Certain state regulators, such as the Texas Department of Banking, Kansas Office of the State Bank Commissioner and the Illinois Department of Financial and Professional Regulation, have found that mere transmission of digital coins, without activities involving transmission of fiat currency, does not constitute money transmission requiring licensure. The North Carolina Commissioner of Banks has issued guidance providing that North Carolina’s money transmission regulations only apply to the transmission of digital currency and not its use.

The inconsistency in applying money transmitting licensure requirements to certain digital coins businesses may make it more difficult for digital coins businesses to provide services, which may affect consumer adoption of digital coins and their price.

To date, the SEC has not asserted regulatory authority over the Digital Coins network or digital coin trading or ownership and has not expressed the view that virtual digital coins, should be classified or treated as securities for purposes of U.S. federal securities laws. In a July 2017 report, however, the SEC stated that at least one blockchain-based digital asset, which is technologically similar to but legally distinct from a virtual currency, meets the definition of a security under the federal securities laws. The report went on to state that any exchange dealing in such digital assets must register with the SEC. Because such digital assets may trade on exchanges that also exchange digital coins, increased regulatory compliance costs and other unforeseen consequences of this determination may reduce the number of exchanges in the digital coins exchange market or otherwise chill the market for digital assets, which could affect consumer adoption and the price of digital coins. Additionally, the SEC has commented on digital coins and digital coins-related market developments and has taken action against investment schemes involving digital coins. For example, in the SEC’s recent review of proposed rule changes to list and trade shares of certain digital coins-related investment vehicles on public markets, they have stated that the digital coins markets are not properly regulated. The SEC asserts that this results in the public markets’ inability to enter into surveillance-sharing agreements that help address concerns regarding fraudulent or manipulative acts and practices.

Commissioners of the CFTC initially expressed the belief that digital coins meet the definition of a commodity and that the CFTC has regulatory authority over futures and other derivatives based on digital assets, subject to facts and circumstances. Additional clarity was obtained on September 17, 2015, when, in the Coinflip case, the CFTC instituted and settled administrative proceedings that involved a digital coins derivatives trading platform and its chief executive officer. The Coinflip order found that the respondents (i) conducted activity related to commodity options transactions without complying with the provisions of the CEA and CFTC regulations, and (ii) operated a facility for the trading of swaps without registering the facility as a swap execution facility (“SEF”) or designated contract market (“DCM”). The Coinflip order was significant as it is the first time the CFTC determined that digital coins is properly defined as a commodity under the CEA. Based on this determination, the CFTC applied CEA provisions and CFTC regulations that apply to transactions in commodity options and swaps to the conduct of the digital coins derivatives trading platform. Also of significance, is that the CFTC appears to have taken the position that digital coins are not encompassed by the definition of currency under the CEA and CFTC regulations. In Coinflip, the CFTC defined digital coins as “digital representation of value that functions as a medium of exchange, a unit of account, and/or a store of value, but does not have legal tender status in any jurisdiction. Digital Coins are distinct from ‘real’ currencies, which are the coin and paper money of the United States or another country that are designated as legal tender, circulate, and are customarily used and accepted as a medium of exchange in the country of issuance.” The CFTC affirmed its approach to the regulation of digital coins and digital coins-related enterprises on June 2, 2016, when the CFTC settled charges against Bitfinex, a Bitcoin exchange based in Hong Kong. In its Order, the CFTC found that Bitfinex engaged in “illegal, off-exchange commodity transactions and failed to register as a futures commission merchant” when it facilitated borrowing transactions among its users to permit the trading of digital coins on a “leveraged, margined or financed basis” without first registering with the CFTC.1 In July 2017, the CFTC issued an order granting LedgerX, LLC (“LedgerX”) registration as a derivatives clearing organization under the CEA. Under the order, LedgerX is authorized to provide clearing services for fully-collateralized digital currency swaps. LedgerX, which was also granted an order of registration as a Swap Execution Facility in July 2017, is the first federally-regulated exchange and clearing house for derivatives contracts settling in digital coins.

It is not known whether all U.S. or foreign regulators will share this view, adopt a single, different view or espouse a variety of differing views. To date, a U.S. magistrate judge in the U.S. District Court for the Eastern District of Texas2 and the German Ministry of Finance have ruled that digital coins are a “form of money” and a “unit of account,” respectively; a Florida circuit court judge determined that digital coins did not qualify as money or “tangible wealth”;3 and an opinion from the U.S. District Court for the Northern District of Illinois identified digital coins as a “unit of account.” 4 Additionally, the IRS has classified digital coins as property that is not currency for U.S. federal income tax purposes.5 The degree to which such interpretations will become the norm is unknown. The New York State Department of Taxation and Finance, citing the IRS classification, defined digital coins and other digital assets as “intangible property,”6 and a number of other states have issued their own guidance regarding the tax treatment of digital coins for state income or sales tax purposes.

On May 25, 2017, a bipartisan-bill entitled “Combatting Money Laundering, Terrorist Financing, and Counterfeiting Act of 2017” was introduced into the U.S. Senate. The proposed bill adds language to existing anti-money laundering provisions to include digital wallets, prepaid access devices and other “digital currency exchangers” if they contain over $10,000 of digital assets. If enacted, this bill may adversely affect digital coins and, consequently, the Digital Coins Strategy Fund and its Shares.

Digital Coins have been characterized as a virtual commodity, digital asset, digital currency and virtual currency by other international regulatory bodies. Since December 2013, regulators in jurisdictions including the United States, the United Kingdom and Switzerland have provided greater regulatory clarity, while Chinese, Icelandic and Vietnamese government officials have taken steps to limit the participation of their respective financial services sectors from directly interacting with the Digital Coins ecosystem, creating additional regulatory

[1] See In re BFXNA Inc., Case No. 16-19 (CFTC June 2, 2016). In October 2016, Poloniex, a U.S.-based digital asset exchange that permits margin trading, submitted a request to the CFTC for no-action relief to clarify the “actual delivery” exemption under the CEA, the issue at stake in In re BFXNA Inc.
[2] SEC v. Shavers, Memorandum Opinion Regarding the Court’s Subject Matter Jurisdiction, Case No. 4:13-CV-00416 (E.D. Texas, Aug. 6, 2013).
[3] The State of Florida v. Espinoza, Order Granting Defendant’s Motion to Dismiss the Information, Case No. F14-2923 (Fla. 11th Cir. Ct. July 22, 2016) (quoting § 896.101(2)(e), Fla. Stat. (2016)).
[4] Greene v. Mt. Gox Inc., et al., Memorandum Opinion and Order, Case No. 1:14-cv-01437 (N.D.IL Aug. 26, 2016).
[5] Internal Revenue Service, IRS Virtual Currency Guidelines, Notice 2014-14 (Apr. 14, 2014).
[6] New York State Department of Taxation and Finance, Tax Department Policy on Transactions Using Convertible Virtual Currency (Dec. 5, 2014).

uncertainty in those countries.7 In China, a December 2013 government notice classified digital coins as “virtual commodities,” and not legal tender. The same notice restricted the existing banking and payment industries from using digital coins, limiting the scope of the operations of digital coins exchanges in one of the largest digital coins markets. In January 2017, in response to informal guidance received from the People’s Bank of China (the “PBoC”) concerning the creation of tighter anti-money laundering and foreign exchange controls, the largest China-based digital coins exchanges adjusted their terms to pause or limit loan and borrowing services. These exchanges later introduced a 0.2% fixed-rate transaction fee for all digital coins buy and sell orders, with similar measures soon adopted by many of China’s smaller digital coins exchanges. Digital Coins withdrawals have also been halted on these exchanges. In March 2017, the PBoC reaffirmed its commitment to regulating digital coins exchanges and indicated the possibility of licensing a number of qualified exchanges. These events have substantially reduced trading volume on Chinese exchanges.

In 2016, the Australian government announced its plan to update its anti-money laundering laws to apply to digital currency exchanges, following an inquiry by the government into the country’s tax treatment and regulation of digital coins. In Japan, regulations went into effect in April 2017 that recognize digital coins as a legal method of payment and require market participants, including exchanges, to meet certain compliance requirements and be subject to oversight by the Financial Services Agency, a Japanese regulator. The government of Israel and the Israel Tax Authority decided in January 2017 to apply capital gains tax to sales of digital coins. Conversely, regulatory bodies in some countries such as India have declined to exercise regulatory authority when afforded the opportunity. At the other extreme, in 2014, Ecuador, Bolivia, and Bangladesh banned the use of digital coins and other digital assets.

In July 2016, the European Commission released a draft directive that proposed applying counter-terrorism and anti-money laundering regulations to virtual digital coins, and, in September 2016, the European Banking authority advised the European Commission to institute new regulation specific to virtual digital coins, with amendments to existing regulation as a stopgap measure.8 Furthermore, in April 2017, Russian regulators indicated their plan to recognize digital coins and other digital assets as a legitimate financial instrument by 2018, as part of the government’s broader efforts to tackle money laundering, standing in sharp contrast with the government’s previous attempts to ban the conversion of digital coins and other “money surrogates” into government currency and impose criminal penalties for such violations.

Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the Digital Coins network, the digital coins exchange market and their users,

[7] See e.g., HM Revenue & Customs, Bitcoin and Other Cryptocurrencies, Revenue and Customs Brief 9-2014 (Mar. 3, 2014); Federal Council of Switzerland, Federal Council Report on Virtual Currencies in Response to the Schwaab (13.3687) and Weibel (13.4070) Postulates (June 25, 2014); Central Bank of Iceland, Significant Risk Attached to Use of Virtual Currency, Release No. 9/2014 (Mar. 19, 2014); State Bank of Vietnam, Press Release on Bitcoins and Other Virtual Currencies (Feb. 28, 2014).
[8] European Commission, Proposal for Amending Directive 2015/849/EU on the Prevention of the Use of the Financial System for the Purposes of Money Laundering or Terrorist Financing and Amending Directive 2009/101/EC, Directive 2016/0208 (July 5, 2016); European Banking Authority, Opinion on the EU Commission’s Proposal to Bring Virtual Currencies into the Scope of Directive 2015/849/EU, EBA Opin. 2016-07 (Aug. 11, 2016).

particularly digital coins exchanges and service providers that fall within such jurisdictions’ regulatory scope. Additionally, U.S. state and Federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity and the value of digital coins could thus be impacted by such adverse publicity. Such laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of digital coins by users, merchants and service providers outside the United States and may therefore impede the growth or sustainability of the digital coins economy globally, or otherwise negatively affect the value of digital coins. The regulatory uncertainty surrounding the treatment of Digital Coins creates risks for the Digital Coin Strategy Fund and its Shares.

Cyber Security. The Digital Coin Strategy Fund, its service providers, the NASDAQ and Authorized Participants (defined below) are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Digital Coin Strategy Fund and its service providers use to service the Digital Coin Strategy Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Digital Coin Strategy Fund and its service providers. Cyber attacks against or security breakdowns of the Digital Coin Strategy Fund, its service providers, the NASDAQ or Authorized Participants may adversely impact the Digital Coin Strategy Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Digital Coin Strategy Fund shareholders to transact business and the Digital Coin Strategy Fund to process transactions; inability to calculate the Digital Coin Strategy Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Digital Coin Strategy Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Digital Coin Strategy Fund invests, which may cause the Digital Coin Strategy Fund’s investment in such issuers to lose value. Digital Coin, the virtual currency underlying the Digital Coins Instruments in which the Digital Coins Strategy Fund invests, is generally more susceptible to the threat of cyber attack than traditional physical commodities because digital coins transactions are irreversible. An improper transfer, whether accidental or resulting from theft, can only be undone by the receiver of the digital coins agreeing to send the digital coins back to the original sender in a separate subsequent transaction. In the event that a collateral account holding digital coins for a futures exchange or other derivatives transaction counterparty is compromised by a cyber attack, the Digital Coin Strategy Fund may bear the loss in the event of default by such exchange or counterparty. There can be no assurance that the Digital Coin Strategy Fund, its service providers, the NASDAQ or Authorized Participants will not suffer losses relating to cyber attacks or other information security breaches in the future.

Subsidiary. Investments in the Subsidiary are expected to provide the Digital Coin Strategy Fund with exposure to Digital Coin Instruments within the limitations of Subchapter M of the Code and recent Internal Revenue Service (“IRS”) revenue rulings, as discussed below under “Taxes.” The Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. The Digital Coin Strategy Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. It is expected that the Subsidiary will primarily invest in Digital Coins Instruments. To the extent that the Digital Coin Strategy Fund invests in the Subsidiary, the Digital Coin Strategy Fund may be subject to the risks associated with such commodities instruments and other securities.

While the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Digital Coin Strategy Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could eliminate or severely limit the Digital Coin Strategy Fund’s ability to invest in the Subsidiary which may adversely affect the Digital Coin Strategy Fund and its shareholders.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental“), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Funds means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each of The Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

3.	May not underwrite securities issued by others except to the extent the Funds may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not invest more than 25% of the value of its net assets in any one industry or group of industries. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Except with respect to borrowing and circumstances where the Funds are required to “cover” their positions, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, the Funds are permitted, consistent with the 1940 Act, to borrow, and pledge its Shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits the Funds to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders. The SEC has indicated, however, that certain types of transactions, which could be deemed “borrowings” (such as firm commitment agreements and reverse repurchase agreements), are permissible if a Fund “covers” the agreements by establishing and maintaining segregated accounts.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of Shares (the Funds are a series of the Trust) and to divide those series into separate classes. Individual class and institutional class are separate classes. The Funds have no intention of issuing senior securities, except that the Trust has issued its Shares in separate series and may divide those series into classes of Shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

Adviser – CBOE Vest Financial LLC, 1765 Greensboro Station Pl, 9th Floor, McLean, Virginia 22102 (the “Adviser”) is the investment adviser to each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company. As of _____________, 2017, the Adviser had approximately $_____ million in assets under management. The Adviser, which is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. Under the Advisory Agreement, the Adviser assumes and pays all ordinary expenses of the Funds, except that the Fund pays all management fees, brokerage fees and commissions, taxes, interest expense, underlying fund fees and expenses, all expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act, and extraordinary or non-recurring expenses.

For its services with respect to each of the Funds (except for the Digital Coins Strategy Fund), the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of Shares), as a percentage of the Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999,999.99	0.75%
$250,000,000 - $749,999,999.99	0.65%
$750,000,000 - $1,499,999,999.99	0.60%
$1,500,000,000 - $4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

For its services with respect to the Digital Coin Strategy Fund, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of Shares), as a percentage of the Fund’s average daily net assets at the annualized rate of ___%.

To the extent the Buffer Protect Strategy Fund or the Enhanced Growth Strategy Fund invests in any of the CBOE Vest Monthly Funds, the Adviser will waive the portion of its advisory fees that it is entitled to under the advisory agreement with respect to the Buffer Protect Strategy Fund or the Enhanced Growth Strategy Fund in an amount equate to the fee that it earns from the particular CBOE Vest Monthly Fund.

The Adviser received the following fees for advisory services to the Funds for the period ended October 31, 2016:

CBOE Vest Fund:	Gross Advisory Fee	Waiver	Net Advisory Fee
S&P 500 Buffer Protect Strategy (from inception date 8/23/2016)	$371	($371)	$ 0
Defined Distribution Strategy (from inception date 9/14/2016)	36	(36)	0

The Advisers retains the right to use the name “CBOE Vest” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “CBOE Vest” or any derivative thereof automatically ceases ninety days after termination of the Advisory Agreement and may be withdrawn by the Adviser on ninety days’ written notice. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, fees payable pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (“Excluded Expenses”)) from exceeding certain operating expense limits (the “Operating Expense Limit”) for each class of shares of the Funds until February 28, 2019. Those Operatng Expense Limts are set forth in the following table:

Fund and Classes	Operating Expense Limit (as a percentage of the average daily net assets of the Fund/Class)
Buffer Protect Strategy Fund All classes other than Class Y Shares Class Y Shares	0.95% 0.75%
Defined Distribution Strategy Fund All classes other than Class Y Shares Class Y Shares	1.25% 0.95%
Enhanced Growth Strategy Fund All classes other than Class Y Shares Class Y Shares	0.95% 0.75%
Monthly Range Capture Fund All classes other than Class Y Shares Class Y Shares	0.95% 0.70%
Digital Coins Strategy Fund All classes other than Class Y Shares Class Y Shares	X.XX% X.XX%

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the Operating Expense Limit in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The Adviser is a subsidiary of CBOE Vest Group, Inc. (“CBOEVG”). CBOEVG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of CBOEVG is owned by certain individuals who operate CBOEVG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board Options Exchange, Incorporated (“CBOE® ”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. Please refer to “Conflicts of Interest” section for information relating to the relationship of the Adviser and CBOE®.

PORTFOLIO MANAGERS

Portfolio Managers - As described in the prospectus, Messrs. Karan Sood and Jonathan Hale serve as Portfolio Managers responsible for the day-to-day investment management of the Funds. Additionally, Mr. Howard Rubin serves as a Portfolio Manager of the Dividend Aristocrats Fund.

This section includes information about the Portfolio Managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of ______________:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Karan Sood
Jonathan Hale
Howard Rubin

Conflicts of Interests. Each Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

As noted above, the Adviser is a subsidiary of CBOEVG, which is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of CBOEVG is owned by certain individuals who operate CBOEVG and the Adviser. CBOE® Holdings, Inc. is the holding company for the Chicago Board Options Exchange,

Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500 options, the most active U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. In the future and subject to the qualifications set forth below, the Funds may trade options on CBOE®, including options on the S&P 500® Index. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain options used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. Additionally, CBOE ®Holdings, Inc. owns a minority interest in the OCC, and the securities in which the Funds may take positions are cleared by the OCC. In this regard, the OCC may receive a benefit as a result of the positions taken (i.e., the securities purchased) by the Funds, and, as a result, CBOE® Holdings may indirectly benefit. Additionally, the pricing for certain options positions held by the Funds may be obtained directly or indirectly from CBOE, and CBOE receives a fee for that service. See “Use of Third-Party Pricing Agents” later in this SAI for more information on the CBOE pricing services. The Trust and the Adviser have adopted procedures to ensure that any transactions of the Funds are consistent with applicable regulatory and statutory restrictions on affiliated transactions and are done in a manner that is subject to the oversight of the Trust’s Board of Trustees and is fair and equitable to the Funds. CBOE® is a registered trademark of CBOE® VestSM is a service mark of CBOEVG.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on CBOE and any other exchanges owned or controlled by CBOE Holdings, Inc. (“CBOE Exchanges”), the Funds will not effect transactions in options that are traded on any CBOE Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, CBOE and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Funds from engaging in other transactions or receiving other services from CBOE or for which CBOE may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff. Additionally, the restrictions described in this paragraph do not prevent the Funds from engaging in options transactions on exchanges other than CBOE Exchanges where the OCC guarantees performance of such transactions.

Compensation. The Portfolio Managers do not receive compensation that is based upon the Funds, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Adviser for their service as Portfolio Managers. The Portfolio Managers receive a salary from the Adviser. In addition to base salary, the Portfolio Managers may receive additional bonus compensation which is tied to the overall financial operating results of the Adviser’s parent company, CBOEVG.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of ________________.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds / Name of Fund
Karan Sood
Jonathan Hale
Howard Rubin

SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc. (“CFS”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as each Fund’s administrator, transfer agent and accounting agent.

In its capacity as administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Adviser. CFS will provide certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. CFS, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

As transfer agent, CFS provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. CFS will be responsible for processing orders and payments for share purchases. CFS will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFS will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

CFS also provides accounting services to the Funds. CFS will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Funds; and preparing security position, transaction and cash position reports. CFS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFS is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

CFS receives, for administrative services, an asset-based fee based computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses.

CFS receives, for fund accounting services, an asset-based fee, computed daily and paid monthly on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses.

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds for the period ended October 31, 2016:

CBOE Vest Fund*:	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
S&P 500 Buffer Protect Strategy (from inception 8/23/2016)	$1,701	$ 2,365	$ 2,363
Defined Distribution Strategy (from inception 9/14/2016)	1,184	1,644	1,644

*The Buffer Protect Monthly Funds, Enhanced Growth Monthly Funds and the Dividend Aristocrats Fund have not yet commenced operations as of the date of this SAI.

Custodian. Fifth Third Bank (the “Custodian”), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian of the Fund’s assets. The Custodian has entered into a foreign sub-custody arrangement with The Bank of New York, as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Fund’s assets outside of the United States of America. The Delegate shall place and maintain the Fund’s assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Fund’s assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Distributor and Principal Underwriter. First Dominion Capital Corp. (“FDCC” or the “Distributor”), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a “best efforts” basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of Shares. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of each Fund’s shares is continuous. The Distributor is entitled to a portion of the front-end sales charge on the sale of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the applicable prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the applicable prospectus and this SAI.

The Distributor received no compensation as a result of the sale of each of the Fund’s shares. For its underwriting services the Distributor may receive compensation from the Funds’ 12b-1 plans to the extent that such plans generate sufficient fees to compensate for these services; otherwise, the Funds’ Adviser is responsible for payment for such underwriting services.

Legal Counsel. The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115 to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, and prepare each Fund’s federal, state, and excise tax returns. The independent registered public accounting firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Index Provider. The CBOE® S&P 500® Buffer Protect Index Series, The CBOE® S&P 500® Enhanced Growth Index Series, the CBOE® S&P® Dividend Aristocrats® Target Income Index, and the CBOE® S&P 500® Monthly Range Capture Index Series (the “Index Series”) are based on CBOE methodologies, which is the property of CBOE, and has been licensed for use by the Adviser. CBOE is located at 400 South LaSalle Street, Chicago Illinois 60605. S&P® and Aristocrats® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); CBOE® is a registered trademarks of the CBOE. The CBOE methodology and the trademarks have been licensed for use by the Adviser, including for use by the Buffer Protect Strategy Fund, the Enhanced Growth Strategy Fund, the CBOE VEST Monthly Funds and/or the Dividend Aristocrats Fund (collectively the “License Based Funds” solely for purposes of this section “Index Provider”), at no cost to the Funds as long as the Adviser serves as investment adviser to the License Based Funds.

The License Based Funds, which are based on the Index Series, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC (“SPDJI”), Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or CBOE. Neither S&P Dow Jones Indices nor CBOE make any representation or warranty, express or implied, to the owners of the License Based Funds or any member of the public regarding the advisability of investing in securities generally or in Funds particularly or the ability of the Index Series or the CBOE methodology to track general market performance. The only relationship of S&P Dow Jones Indices to the Adviser with respect to the Index Series is the licensing of certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. CBOE is an affiliate of the Adviser; however, the only relationship of CBOE to the Adviser with respect to the Index Series is the licensing of the Index Series, CBOE methodology and certain trademarks, service marks and/or trade names of CBOE and/or its affiliates. The Index Series is determined, composed and calculated by CBOE without regard to the Adviser or the License Based Funds. S&P Dow Jones Indices and CBOE have no obligation to take the needs of the Adviser or the investors in the License Based Funds into consideration in determining, composing or calculating the Index Series. Neither S&P Dow Jones Indices nor CBOE are responsible for and neither have participated in the determination of the prices, and amount of the License Based Funds or the timing of the issuance or sale of the License Based Funds or in the determination or calculation of the equation by which any of the License Based Funds is to be converted into cash, surrendered or redeemed, as the case may be, except that CBOE may make algorithmically derived prices for FLEX Options available to the License Based Fund for use in the calculation of the Fund’s Net Asset Value, at which the shares of the License Based Funds may be redeemed. S&P Dow Jones Indices and CBOE have no obligation or liability in connection with the administration, marketing or trading of the License Based Funds. There is no assurance that investment products based on the Index Series will accurately track index performance or provide positive investment returns. Neither S&P Dow Jones Indices LLC nor CBOE is an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or CBOE to buy, sell, or hold such security, nor is it considered to be investment advice.

TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant since 1996 and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Theo H. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities.

The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (62) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	50	None
Mary Lou H. Ivey (59) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	50	None
Theo H. Pitt, Jr. (82) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) 1997 to present.	50	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David A. Bogaert (53) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (53) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 - present.	N/A	N/A
Ann T. MacDonald (62) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively (48) Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present:	N/A	N/A
Holly B. Giangiulio (54) Assistant Secretary	Indefinite, Since May 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present; Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (48) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) , March 2007 to present.	N/A	N/A

BOARD OF TRUSTEES

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. For the Funds’ most recent period ended October 31, 2016, the Audit Committee met eight times.

The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. For the Funds’ most recent period ended October 31, 2016, the Committee met once.

The Valuation Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Valuation Committee meets as needed in the event that the Funds hold any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis. For the Funds’ most recent period ended October 31, 2016, the Committee did not meet.

The Qualified Legal Compliance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. For the Funds’ most recent period ended October 31, 2016, the Committee did not meet.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective July 1, 2017, each Trustee receives a retainer fee at the annualized rate of $50,000. Additionally, each Trustee receives a fee of $2,500 per special in person meeting and $1,250 per special telephonic meeting. Compensation received from the Trust for the year ended October 31, 2016 is as follows:

Name of Person / Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation From Fund and Fund Complex Paid To Trustees (*)(1)
David J. Urban, Trustee Mary Lou H. Ivey, Trustee Theo H. Pitt, Jr., Trustee	$0 $0 $0	$0 $0 $0	$0 $0 $0	$16,167 $16,167 $16,167
*Company does not pay deferred compensation.
(1) The “Fund Complex” consists of the Trust, which is comprised of the __ Funds.

Trustee Ownership of Fund Shares – The table below shoes for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2016, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000 ..

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
David J. Urban	A	A
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families.

Policies Concerning Personal Investment Activities. The Funds, the Adviser, and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own account.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser.

As of the date of this SAI, only the Buffer Protect Strategy Fund, the Enhanced Growth Strategy Fund and the Defined Distribution Strategy Fund have commenced operations. None of the other Funds have commenced operations prior to the date of this SAI and therefore the Funds do not have any shareholders who beneficially own of record 5% or more of the outstanding shares of a Fund. As of September 30, 2017, the Trustees and officers owned less than 1% of each Fund’s shares.

As of September 30, 2017, the following persons were deemed to be control persons or principal shareholders of the Funds: [TO BE UPDATED]

Names and Addresses*	Percent of Class	Type of Ownership
CBOE Vest S&P 500 Buffer Protect Strategy Fund Institutional Class
Charles Schwab & Co. INC/special cust A/C FBO our customers 211 Main St. San Francisco, CA 94105		Record
TD Ameritrade Inc. FBO our customers PO Box 2226 Omaha, NE 68103-2226		Record
CBOE Vest S&P 500® Buffer Protect Strategy Fund Investor Class
Charles Schwab & Co. INC/special cust A/C FBO our customers 211 Main St. San Francisco, CA 94105		Record

CBOE Vest Defined Distribution Strategy Fund Institutional Class
Pershing, LLC FBO our customers 1 Pershing Plaza Jersey City, NJ 07399-0002	Record
Charles Schwab & Co. INC/special cust A/C FBO our customers 211 Main St. San Francisco, CA 94105	Record
TD Ameritrade Inc. FBO our customers PO Box 2226 Omaha, NE 68103-2226	Record
CBOE Vest Defined Distribution Strategy Fund Investor Class
Charles Schwab & Co. INC/special cust A/C FBO our customers 211 Main St. San Francisco, CA 94105	Record
CBOE Vest Defined Distribution Strategy Fund C Class
WEDBUSH Securities FBO our customers 1000 Wilshire Blvd. Los Angeles, CA 90017	Record
CBOE Vest S&P 500® Enhanced Growth Strategy Fund Institutional Class
TD Ameritrade Inc. FBO our customers PO Box 2226 Omaha, NE 68103-2226	Record
Pershing, LLC FBO our customers 1 Pershing Plaza Jersey City, NJ 07399-0002	Record
CBOE Vest S&P 500® Enhanced Growth Strategy Fund Investor Class
Charles Schwab & Co. INC/special cust A/C FBO our customers 211 Main St. San Francisco, CA 94105	Record
CBOE Vest S&P 500® Enhanced Growth Strategy Fund A Class
CBOE VEST Group, Inc. 1765 Greensboro Station Pl, 9th Fl McLean, VA 22102	Record

*The Buffer Protect Monthly Funds, Enhanced Growth Monthly Funds and the Dividend Aristocrats Fund have not yet commenced operations as of the date of this SAI.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Use of Third-Party Pricing Agents. Pursuant to contracts with the Administrator, market prices for securities held by the Funds are generally provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. With respect to options, including the FLEX Options, the pricing may be obtained from an independent third-party pricing agent that, in turn, could obtain such pricing from the CBOE Customized Options Pricing Service (“COPS”). COPS pricing services may also be obtained directly from CBOE by the Administrator for the Funds COPS prices generally are derived as average of values supplied by third parties, and are not actual prices, bids or offers posted in any market. Options pricing, including FLEX Options, may also be obtained through other services offered by CBOE or a CBOE affiliate. These other pricing services may include algorithmically derived prices and therefore would also not be reflective of actual prices, bids or offers posted in any market. These other pricing services may be provided by CBOE or a CBOE affiliate through an independent third-party pricing agent or directly to the Funds’ Administrator. All valuations provided to the Administrator are reviewed daily by the Administrator. COPS and any other pricing services are paid services. As a result, all or a portion of the fees that are paid by the Funds for these pricing services will be paid to CBOE (either directly or indirectly through an independent third-party).

DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of a Fund’s shares.

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Statement of Intention. The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 0.00% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month’s investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Dealer Reallowances. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

Dealer Reallowance As a Percentage of Offering Price for Class A Shares
Less than $50,000	$50,000 but less than $100,000	$100,000 but less than $250,000	$250,000 but less than $500,000	$500,000 but less than $1,000,000	$1,000,000 and over
5.00%	3.75%	2.75%	2.0%	1.75%	None

Plan of Distribution. The Funds have a Distribution and Service Plan (each a “Plan” and together the “Plans”) for their Class A Shares, Class C Shares, and Investor Class Shares under which they may finance certain activities primarily intended to sell such classes of shares. The Trust has adopted the Plans in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority rules concerning sales charges.

The Plans provide that the Funds will pay a fee at an annual rate of 0.25% of the average daily net assets attributable to the Funds’ outstanding Class A Shares and Investor Class Shares and at an annual rate of 1.00% of the average daily net assets attributed to the Funds’ Class C Shares, in consideration for distribution and other services, which are described more fully below. The fee is generally paid to FDCC as compensation for distribution-related activities although the Funds may pay the fee directly to other Financial Intermediaries.

As noted above, payments for distribution expenses under the Plans are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sale of shares issued by the Trust.” Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the Plans provide that a report of the amounts expended under the Plans, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. Each Plan provides that it may not be amended to increase materially the costs which shares of the Funds may bear for distribution pursuant to the Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plans or in any related agreement (the “12b-1 Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Trust understands that Financial Intermediaries may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Financial Intermediaries. Any such fees would be in addition to any amounts which may be received by an institution under the applicable Plans.

The Board has concluded that there is a reasonable likelihood that the Plans will benefit each Fund. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plans are subject to annual re-approval by a majority of the 12b-1 Trustees and each is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes’ outstanding shares of the Fund. Any agreement entered into pursuant to the Plans with a Financial Intermediary is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes’ outstanding shares of the Funds, by FDCC or by the Financial Intermediary. An agreement will also terminate automatically in the event of its assignment.

As long as the Plans are in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

The Plans provide that expenditures may include, without limitation: (a) payments to the Distributor and to securities dealers and others in respect of the sale of shares of the Funds; (b) payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to these Plans) who engage in or support distribution of shares of the Funds or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the Shares of the Funds, and providing such other shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Funds, forwarding communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Funds or their service providers; (c) formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) preparation, printing and distribution of sales literature; (e) preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; (f) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (g) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable. During the fiscal period ended October 31, 2016 there were no 12b-1 expenses incurred.

Shareholder Servicing Plan. The Funds have adopted a shareholder service plan on behalf of its Investor Class Shares, Class A Shares and Class C Shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders;

6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares.   You may purchase shares of the Funds directly from the Distributor. You may also buy shares through accounts with brokers and other institutions (“authorized institutions”) that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the NAV next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Funds by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Funds reserve the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares. If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is a Fund’s general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with a Fund’s investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Funds next computed after your request for exchange is received in proper form.

Eligible Benefit Plans. An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan’s inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares. If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, a one percent (1.00%) deferred sales charge payable to the Distributor is deducted from the proceeds of a Fund’s Class A Shares if redeemed within one year after purchase.

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge on purchases held for less than one year and for which no sales charge was paid at the time of purchase. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper order. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or the Distributor and their respective affiliates may, out of their own resources and without additional cost to the Funds or their shareholders, make payments (sometimes referred to as “revenue sharing”) to solicitors, brokers, dealers, and/or other financial intermediaries (collectively, referred to herein as “Financial Intermediary”). These payments may be in addition to payments made by the Funds to the Financial Intermediary under the Funds’ Rule 12b-1 Plans and other shareholder servicing plans.

SHAREHOLDER SERVICES

As described briefly in the applicable prospectus, the Funds offer the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions. A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Funds employ reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm he shareholder’s identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Funds from unauthorized transactions.

Automatic Investment Plan. Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Funds. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans. Fund shares are available for purchase in connection with the following tax-deferred prototype retirement plans:

1.    Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Funds as the funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2.    Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at 855-505-VEST (8378). Each plan’s custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, shareholders may exchange their shares for shares of any other series of the Trust managed by the Adviser, provided the shares of the Fund the shareholder is exchanging into are registered for sale in the shareholder’s state of residence. Each account must meet the minimum investment requirements. As of the date of this prospectus, the Adviser does not manage any other funds in the Trust. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund’s NAV per share (usually at the close of business on the same day). The Transfer Agent will charge your account a $10 service fee each time you make such an exchange. The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

The Funds are “diversified” series as that term is defined in the Internal Revenue Code of 1986, as amended (the “Code”).

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Funds intend to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Funds in the same manner as realized by the partnership or trust.

The Funds intend to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Funds receive from such ETFs should be qualifying income for purposes of the Fund satisfying the 90% Test described above. However, the Funds may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Funds anticipate monitoring their investments in such ETFs so as to keep the Funds’ non-qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Funds to inadvertently fail the 90% Test thereby causing the Funds to fail to qualify as a RIC. In such a case, the Funds would be subject to the rules described below.

If a RIC fails this 90% source-of-income test as long as such failure was due to reasonable cause and not willful neglect it is no longer subject to a 35%. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Funds must diversify their holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Funds qualify as a RIC and distribute to their shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Funds will be relieved of U.S. federal income tax on any income of the Funds, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Funds will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Funds hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Funds must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in the Funds’ “investment company taxable income” (discussed above) for the year of accrual, the Funds may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support a Fund’s distribution of Capital Gain Dividends. If the Funds use net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce a Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Funds then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Funds. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Funds retain or distribute such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC.  If the Funds are unable to satisfy the 90% distribution requirement or otherwise fail to qualify as a RIC in any year, they will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2013, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Funds would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Funds failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Funds would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Funds failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Funds made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders.  Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Funds, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Funds, regardless of the length of time such shareholder owned the shares of the Funds. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, the Funds will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Funds and the shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Funds in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, the Funds were to retain any net capital gain, the Funds may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Funds on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Funds will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Funds are properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Funds will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Funds generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’

Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2013, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When a Fund enters into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Funds may constitute a “straddle” for Federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Funds may not recognize the loss for federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Funds) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Funds may elect to accrue market discount currently, in which case the Funds will be required to include the accrued market discount in a Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Funds will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Funds may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Funds holding the security receives no interest payment in cash on the security during the year.

If the Funds hold the foregoing kinds of securities, they may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities.  To the extent such investments are permissible for the Funds, the Funds may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Funds should recognize market discount on a debt obligation, and if so, what amount of market discount the Funds should recognize. These and other related issues will be addressed by the Funds when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest.  A portion of the interest paid or accrued on certain high yield discount obligations owned by the Funds may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Funds may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders.  A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Funds if shares in the Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Funds recognize “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Funds exceeds a Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Funds that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Funds that recognize “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Foreign Taxation.  Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The ETFs in which the Funds invest may invest in foreign securities. Dividends and interest received by an ETF’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF in which the Funds invest is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Funds, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Funds satisfy this requirement or if they meet certain other requirements, which include a requirement that more than 50% of the value of a Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Funds should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations.

Foreign Shareholders.  Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Funds invest in an underlying fund that pays such distributions to the Funds, such distributions retain their character as not subject to withholding if properly reported when paid by the Funds to foreign persons.

The Funds are permitted to report such part of their dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Funds report all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Funds or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Funds were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Funds were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Funds to a foreign shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Funds are required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Funds. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Funds are characterized as a USRPHC will depend upon the nature and mix of a Fund’s assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is currently 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2013. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Funds after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Funds with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Funds require to comply with the new rules. Persons investing in the Funds through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Funds.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of its most recent fiscal year.

Allocation. When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Funds. The Board believes that these advantages, when combined with the other benefits available because of the Adviser’s organization, outweigh the disadvantages that may exist from this treatment of transactions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

This Disclosure of Portfolio Securities Holdings Policy (the “Policy”) shall govern the disclosure of the portfolio securities holdings of each series (individually and collectively the “Fund” or “Funds”) of the Trust. The Trust maintains this Policy to ensure that disclosure of information about portfolio securities is in the best interests of the Fund and the Fund’s shareholders. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the provision of portfolio holdings information to entities described below that may be prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Adviser to provide such information in certain circumstances (see below).

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

Additionally, the Trust’s service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the fund accountants and other service providers assisting with materials utilized in the Board’s 15c process, that require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information:

1.	to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2.	to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings; and

3.	to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities. Additionally, the Adviser may establish ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information that the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1.	financial data processing companies that provide automated data scanning and monitoring services for the Fund;

2.	research companies that allow the Adviser to perform attribution analysis for the Fund; and

3.	the Adviser’s proxy voting agent to assess and vote proxies on behalf of the Fund.

From time to time, employees of the Adviser may express their views orally or in writing on the Fund’s portfolio securities or may state that the Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Adviser may determine. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Adviser also may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Adviser may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. Additionally, the Adviser may disclose periodically on the Funds’ website for each of the Buffer Protect Fund, Buffer Protect Monthly Funds, Enhanced Growth Fund, and Enhanced Growth Monthly Funds, updated “tranche” data for the tranche or month that just expired and was rolled into a new annual tranche. Further, regarding the Defined Distribution Fund, the Adviser may disclose periodically on the Funds website historical data, including portfolio statistics, data regarding the boundaries of the strategy for that fund for the prior month. Further, regarding the Dividend Aristocrats Fund, the Adviser may disclose periodically on that Fund’s website historical data, including portfolio statistics, data regarding the average percentage overwrite for that Fund and premium income collected for the prior month. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Adviser may disclose one or more of the portfolio securities of the Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Fund’s portfolio securities. The Adviser does not enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Fund would not continue to conduct business with a person who the Adviser believed was misusing the disclosed information.

The Adviser or its affiliates may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts and affiliates of the Adviser may provide investment related services, including research services, to other companies, including other investment companies, offshore funds, institutional investors and other entities. In each of these instances, the sponsors of these other companies and the affiliates of the Adviser may receive compensation for their services. In many cases, these other products are managed in a similar fashion to the Fund and thus have similar portfolio holdings, and the other investment related services provided by affiliates of the Adviser may involve disclosure of information that is also utilized by the Adviser in managing the Fund. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Adviser discloses portfolio holdings for the Fund, and affiliates of the Adviser may provide investment related services to its clients at times that are different than the times disclosed to the Fund.

The Trust and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund and its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust, the Adviser or the Distributor. In such situations, the conflict must be disclosed to the Board and the Board will attempt to resolve the situation in a manner that it deems in the best interests of the Fund.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Except as provided above, affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, the Fund nor the Adviser receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

The Funds are is authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% 12b-1 fee, Class C Shares imposing no front-end sales charge, and charging a 1.00% 12b-1 and service fee, Investor Class Shares imposing no front-end or deferred sales charges and a 0.25% 12b-1 fee; and Institutional Class Shares imposing no front-end or deferred sales charges and no 12b-1 fee. Each of the foregoing classes of shares is authorized to pay up to 0.15% to third parties for the provision of shareholder services, including sub-accounting and sub-transfer agency fees. The Monthly Range Capture Fund, Enhanced Growth Strategy Fund, Buffer Protect Strategy Fund, Defined Distribution Strategy Fund, and Dividend Aristocrats Fund are also authorized to issue Class Y Shares imposing no front-end or deferred sales charges, no 12b-1 fee and no fees for shareholder services to third parties.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class,

except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit B to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 855-505-VEST (8378) or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235; and (2) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Funds by contacting the Funds directly at:

The CBOE VEST Family of Funds
c/o World Funds Trust
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Telephone: 855-505-VEST (8378)

EXHIBIT A

Vest Proxy Voting Policy

2016-04-13

Policy. The Firm does not intend to have discretion to vote proxies for its Clients. However, if such discretion is obtained, it is the Firm’s policy generally to vote against any management proposals that the Firm believes could prevent companies from realizing their maximum market value, or would insulate companies or their management, from accountability to shareholders or prudent regulatory compliance.

Business Operations. The Firm generally will vote in favor of proposals that are a standard and necessary aspect of business operations and that the Firm believes will not typically have a significant effect on the value of the investment. Factors considered in reviewing these proposals include the financial performance of the company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Such proposals include:

•	Name changes;

•	Election of directors;

•	Ratification of auditors;

•	Maintaining current levels of directors’ indemnification and liability;

•	Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders’ proportionate interest; and

•	Employee stock purchase or ownership plans.

Change in Status. Proposals that change the status of the corporation, its individual securities, or the ownership status of the securities will be reviewed on a case-by-case basis. Changes in status include proposals regarding:

•	Mergers, acquisitions, restructurings;

•	Reincorporations; and

•	Changes in capitalization.

Shareholder Democracy. The Firm generally will vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

•	Increased indemnification protections for directors or officers;

•	Certain supermajority requirements;

•	Unequal voting rights;

•	Classified boards;

•	Cumulative voting;

•	Authorization of new securities if the intention appears to be to unduly dilute the shareholders’ proportionate interest; and

•	Changing the state of incorporation if the intention appears to disfavor the economic interest of the shareholders.

The Firm generally supports proposals that maintain or expand shareholder democracy such as:

•	Annual elections;

•	Independent directors;

•	Confidential voting; and

•	Proposals that require shareholder approval for:

• Adoption or retention of “poison pills” or golden parachutes;

• Elimination of cumulative voting or preemptive rights; and

• Reclassification of company boards.

The Firm believes reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors the Firm considers when reviewing a compensation proposal is whether it potentially dilutes the value of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.

A record of all proxy decisions and the rationale for voting will be retained and available for inspection by Clients at any time in accordance with the procedures listed below.

EXHIBIT B

World Funds Trust

PROXY VOTING POLICY AND PROCEDURES

The World Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of each Fund (each an “Adviser” and, collectively, the “Advisers”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

Adopted: November 26, 2013

Amended: January 26, 2015

Exhibit C

Nominating and Corporate Governance Committee Charter

World Funds Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of World Funds Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.
The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.
The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.
The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.
The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:  August 2, 2013

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.
Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.
Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.
Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007.[1]

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007.[1]

(a)(3)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007, and amended on June 23, 2008 and November 16, 2016.[59]

(b)	Registrant’s Amended and Restated By-Laws dated November 16, 2016.[59]

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund.[32]

(d)(2)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund. [32]

(d)(3)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc.[13]

(d)(4)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM All-Cap Value Fund.[8]

(d)(5)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM V2000 SmallCap Value Fund.[8]

(d)(6)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM MicroCap Value Fund.[40]

(d)(7)	Investment Advisory Agreement between the Registrant and B. Riley Asset Management, a division of B. Riley Capital Management, LLC with respect to the B. Riley Diversified Equity Fund.[31]

(d)(8)	Investment Advisory Agreement between the Registrant and Toreador Research & Trading, LLC with respect to the Toreador Core Fund, Toreador Explorer Fund and Toreador International Fund.[59]

(d)(9)	Investment Advisory Agreement between the Registrant and Toreador Research & Trading, LLC with respect to the Toreador Select Fund.[42]

(d)(10)	Investment Advisory Agreement between the Registrant and Commonwealth Capital Management, LLC with respect to the Global Strategic Income Fund.[16]

(d)(11)	Investment Sub-Advisory Agreement between Commonwealth Capital Management, LLC and Shikiar Asset Management, Inc. with respect to the Global Strategic Income Fund.[37]

(d)(12)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value-Opportunity Fund.[10]

(d)(13)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Income 50/50 Fund.[17]

(d)(14)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Value-Opportunity Fund.[18]

(d)(15)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the Select Value Real Estate Securities Fund.[60]

(d)(16)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund.[34]

(d)(17)	Investment Advisory Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the Strategic Global Long/Short Fund.[35]

(d)(18)
Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Buffer Protect Strategy Fund, CBOE Vest Defined Distribution Strategy Fund, CBOE Vest S&P 500® Buffer Protect Strategy (January) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (February) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (March) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (April) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (May) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (June) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (July) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (August) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (September) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (October) Fund, CBOE Vest S&P 500® Buffer Protect Strategy (November) Fund and CBOE Vest S&P 500® Buffer Protect Strategy (December) Fund (collectively the “CBOE Vest Funds”).[44]

(d)(19)
Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Enhanced Growth Strategy Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (January) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (February) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (March) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (April) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (May) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (June) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (July) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (August) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (September) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (October) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (November) Fund, CBOE Vest S&P 500® Enhanced Growth Strategy (December) Fund (collectively the “CBOE Vest Enhanced Growth Funds”).[46]

(d)(20)	Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[57]

(d)(21)	Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Monthly Range Capture Fund.[60]

(d)(22)	Investment Advisory Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest Digital Coins Strategy Fund.[60]

(d)(23)
Investment Advisory Agreement between the Registrant and Systelligence, LLC with respect to The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund and The E-Valuator Aggressive Growth RMS Fund (‘collectively “The E-Valuator Funds”).[39]

(d)(24)
Investment Advisory Agreement between the Registrant and Secure Investment Management, LLC, with respect to the SIM U.S. Core Managed Volatility Fund, SIM Global Core Managed Volatility Fund,SIM Global Moderate Managed Volatility Fund, SIM Global Growth Fund and SIM Income Balance Fund (“The SIM Funds”).[60]

(e)(1)	Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp.[35]

(e)(2)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Union Street Value Fund.[49]

(e)(3)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Clifford Capital Partners Fund.[48]

(e)(4)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Perkins Discovery Fund.[43]

(e)(5)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Strategic Global Long/Short Fund.[35]

(e)(6)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the B. Riley Diversified Equity Fund.[36]

(e)(7)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Global Strategic Income Fund.[37]

(e)(8)
Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the REMS International Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS Real Estate Value-Opportunity Fund (collectively the “REMS Funds”).[38]

(e)(9)	Schedule A to the Principal Underwriter Agreement dated August 15, 2017 between the Registrant and First Dominion Capital Corp. with respect to the Select Value Real Estate Securities Fund.[60]

(e)(10)
Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to the DGHM All-Cap Value Fund, the DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (collectively the “DGHM Funds”).[40]

(e)(11)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to the CBOE Vest Funds.[44]

(e)(12)	Schedule A to the Principal Underwriter Agreement dated August 24, 2016 between the Registrant and First Dominion Capital Corp with respect to the CBOE Vest Enhanced Growth Funds.[46]

(e)(13)	Amended Principal Underwriter Agreement dated July 14, 2017 between the Registrant and First Dominion Capital Corp with respect to the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[57]

(e)(14)	Amended Principal Underwriter Agreement dated July 14, 2017 between the Registrant and First Dominion Capital Corp with respect to the CBOE Vest S&P 500® Monthly Range Capture Fund.[60]

(e)(15)	Amended Principal Underwriter Agreement dated July 14, 2017 between the Registrant and First Dominion Capital Corp with respect to CBOE Vest Digital Coins Strategy Fund.[60]

(e)(16)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to The E-Valuator Funds.[39]

(e)(17)
Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp with respect to the Toreador International Fund, the Toreador Core Fund the Toreador Explorer Fund and the Toreador Select Fund (collectively the “Toreador Funds”).[42]

(e)(18)	Schedule A to the Principal Underwriter Agreement dated September 20, 2017 between the Registrant and First Dominion Capital Corp with respect to The SIM Funds.[60]

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.[2]

(g)(2)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund.[13]

(g)(3)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund.[13]

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the B. Riley Diversified Equity Fund.[13]

(g)(5)	Custodian Agreement dated July 25, 2005 between the Fund’s prior Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund.[22]

(g)(6)	Novation Agreement dated August 15, 2014 for Custodian Services between the Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund.[22]

(g)(7)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Income 50/50 Fund.[17]

(g)(8)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Value-Opportunity Fund.[18]

(g)(9)
Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2017 between the Registrant and UMB Bank, N.A., to include the respect to the Select Value Real Estate Securities Fund.[60]

(g)(10)	Amended Appendix B and revised Appendix C dated January 26, 2016 to the Custody Agreement between the Registrant and UMB Bank, N.A., to include the Strategic Global Long/Short Fund.[60]

(g)(11)	Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series.[28]

(g)(12)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series.[60]

(h)(1)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc.[35]

(h)(2)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund.[49]

(h)(3)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund.[43]

(h)(4)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the B. Riley Diversified Equity Fund.[36]

(h)(5)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Global Strategic Income Fund.[37]

(h)(6)	Amendment No. 1 to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Global Strategic Income Fund.[53]

(h)(7)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REMS Funds.[38]

(h)(8)	Fund Services Agreement dated August 15, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Select Value Real Estate Securities Fund.[60]

(h)(9)	Fund Services Agreement dated November 10, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund.[34]

(h)(10)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Strategic Global Long/Short Fund.[35]

(h)(11)	Amended Fund Services Agreement dated March 1, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the DGHM Funds.[55]

(h)(12)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the CBOE Vest Funds.[44]

(h)(13)	Exhibit A to the Fund Services Agreement dated August 24, 2016 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the CBOE Vest Enhanced Growth Funds.[46]

(h)(14)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[57]

(h)(15)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the CBOE Vest S&P 500® Monthly Range Capture Fund.[60]

(h)(16)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the CBOE Vest Digital Coins Strategy Fund.[60]

(h)(17)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of The E-Valuator Funds.[39]

(h)(18)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Toreador Funds.[42]

(h)(19)	Amended Fund Services Agreement dated September 20, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of The SIM Funds.[60]

(h)(20)	Accounting Services Agreement dated August 23, 2006 between the prior Fund’s Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund.[22]

(h)(21)	Novation Agreement dated August 15, 2014 for Accounting Services between the Registrant and Brown Brothers Harriman with respect to Toreador International Fund and the Global Strategic Income Fund.[22]

(h)(22)
Amended and Restated Schedule A dated October 31, 2014 to the Accounting Services Agreement between the Registrant and UMB Fund Services, Inc. with respect to REMS International Real Estate Value-Opportunity Fund.[19]

(h)(23)	Amended and Restated Schedule A dated January 26, 2016 to the Accounting Services Agreement between the Registrant and UMB Fund Services, Inc. with respect to Strategic Global Long/Short Fund.[60]

(h)(24)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the Class A Shares and Class C Shares of the Union Street Partners Value Fund.[5]

(h)(25)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund.[58]

(h)(26)	Expense Limitation Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM Funds.[55]

(h)(27)	Expense Limitation Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM MicroCap Value Funds.[40]

(h)(28)
Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Income 50/50 Fund, and REMS Real Estate Value-Opportunity Fund.[54]

(h)(29)	Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value-Opportunity Fund.[54]

(h)(30)	Expense Limitation Agreement between the Registrant and B. Riley Asset Management, a division of B. Riley Capital Management, LLC with respect to the B. Riley Diversified Equity Fund.[52]

(h)(31)	Expense Limitation Agreement between the Registrant and Toreador Research & Trading, LLC with respect to the Toreador Funds.[59]

(h)(32)	Expense Limitation Agreement between the Registrant and Commonwealth Capital Management, LLC with respect to the Global Strategic Income Fund.[53]

(h)(33)	Expense Limitation Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the Strategic Global Long/Short Fund.[35]

(h)(34)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest Funds.[44]

(h)(35)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest Enhanced Growth Funds.[46]

(h)(36)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[57]

(h)(37)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest S&P 500® Monthly Range Capture Fund.[60]

(h)(38)	Expense Limitation Agreement between the Registrant and CBOE Vest Financial LLC, with respect to the CBOE Vest Digital Coins Strategy Fund.[60]

(h)(39)	Expense Limitation Agreement between the Registrant and Systelligence, LLC, with respect to The E-Valuator Funds.[47]

(h)(40)	Expense Limitation Agreement between the Registrant and Secure Investment Management, LLC, with respect to The SIM Funds.[60]

(h)(41)	Shareholder Services Plan dated October 1, 2008.[2]

(h)(42)	Revised Schedule A to the Shareholder Services Plan dated October 1, 2008.[3]

(h)(43)	Shareholder Services Plan, dated August 2, 2013 as amended April 21, 2016, with respect to Investor Class Shares of the DGHM Funds.[40]

(h)(44)	Shareholder Services Plan, dated April 21, 2016, with respect to the CBOE Vest Funds Class A Shares and Class C Shares.[44]

(h)(45)	Shareholder Services Plan, dated August 24, 2016, with respect to the CBOE Vest Enhanced Growth Funds Class A Shares and Class C Shares.[46]

(h)(46)
Amended Shareholder Services Plan, dated July 14, 2017, with respect to the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund Class A Shares, Class C Shares, Institutional and Investor Class Shares.[57]

(h)(47)
Amended Shareholder Services Plan, dated July 14, 2017, with respect to the CBOE Vest S&P 500® Monthly Range Capture Fund Class A Shares, Class C Shares, Institutional Class Shares, and Investor Class Shares.[60]

(h)(48)	Amended Shareholder Services Plan with respect to the CBOE Vest Digital Coins Strategy Fund Class A Shares, Class C Shares, Institutional Class Shares and Investor Class Shares.[60]

(h)(49)	Amended Shareholder Services Plan with respect to the REMS Real Estate Income 50/50 Fund, REMS Real Estate Value-Opportunity Fund and the REMS International Real Estate Value-Opportunity Fund.[56]

(h)(50)	Shareholder Services Plan, dated April 21, 2016, with respect to The E-Valuator Funds Investor Class Shares and Institutional Class Shares.[39]

(i)(1)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund.[4]

(i)(2)	Consent of Legal Counsel for Union Street Partners Value Fund.[49]

(i)(3)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund.[7]

(i)(4)	Consent of Legal Counsel for Perkins Discovery Fund.[58]

(i)(5)	Opinion and Consent of Legal Counsel for DGHM Funds.[9]

(i)(6)	Consent of Legal Counsel for DGHM Funds.[55]

(i)(7)	Opinion and Consent of Legal Counsel for DGHM MicroCap Value Fund.[40]

(i)(8)	Consent of Legal Counsel for B. Riley Diversified Equity Fund.[52]

(i)(9)	Consent of Legal Counsel for Toreador Funds.[59]

(i)(10)	Opinion of Legal Counsel for Toreador International Fund.[24]

(i)(11)	Opinion and Consent of Legal Counsel for Toreador Core Fund.[24]

(i)(12)	Opinion of Legal Counsel for Toreador Core Fund.[24]

(i)(13)	Opinion and Consent of Counsel regarding tax matters for the Toreador Core Fund.[27]

(i)(14)	Opinion and Consent of Legal Counsel for Toreador Explorer Fund.[23]

(i)(15)	Opinion and Consent of Legal Counsel for Toreador Select Fund.[42]

(i)(16)	Consent of Legal Counsel for the Global Strategic Income Fund.[53]

(i)(17)	Opinion of Legal Counsel for the European Equity Fund.[21]

(i)(18)	Opinion and Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund.[10]

(i)(19)	Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund.[29]

(i)(20)	Opinion and Consent of Legal Counsel for REMS Real Estate Income 50/50 Fund.[17]

(i)(21)	Opinion of Legal Counsel for REMS Real Estate Income 50/50 Fund.[21]

(i)(22)	Opinion and Consent of Legal Counsel for REMS Real Estate Value-Opportunity Fund.[18]

(i)(23)	Opinion of Legal Counsel for REMS Real Estate Value-Opportunity Fund.[21]

(i)(24)	Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund.[56]

(i)(25)	Opinion and Consent for Select Value Real Estate Securities Fund.[60]

(i)(26)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund.[34]

(i)(27)	Consent of Legal Counsel for Clifford Capital Partners Fund.[48]

(i)(28)	Opinion and Consent of Legal Counsel for Strategic Global Long/Short Fund.[35]

(i)(29)	Consent of Legal Counsel for Strategic Global Long/Short Fund.[50]

(i)(30)	Opinion and Consent of Legal Counsel for CBOE Vest Funds.[44]

(i)(31)	Opinion and Consent of Legal Counsel for CBOE Vest Enhanced Growth Funds.[46]

(i)(32)	Consent of Legal Counsel for CBOE Vest Funds and CBOE Vest Enhanced Growth Funds.[51]

(i)(33)	Opinion and Consent of Legal Counsel for CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[57]

(i)(34)	Opinion and Consent of Legal Counsel for CBOE Vest S&P 500® Monthly Range Capture Fund.[60]

(i)(35)
Opinion and Consent of Legal Counsel for CBOE Vest S&P 500® Buffer Protect Strategy Fund, CBOE Vest Defined Distribution Strategy Fund, CBOE Vest S&P 500® Enhanced Growth Strategy Fund, and CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund with respect to the Class Y Shares.[60]

(i)(36)	Opinion and Consent of Legal Counsel for CBOE Vest Digital Coins Strategy Fund.[60]

(i)(37)	Opinion and Consent of Legal Counsel for The E-Valuator Funds.[39]

(i)(38)	Consent of Legal Counsel for The E-Valuator Funds.[47]

(i)(39)	Opinion and Consent of Legal Counsel for The SIM Funds.[60]

(j)(1)	Consent of independent public accountants for Union Street Partners Value Fund.[49]

(j)(2)	Consent of independent public accountants for Perkins Discovery Fund.[58]

(j)(3)	Consent of independent public accountants for DGHM Funds.[55]

(j)(4)	Consent of Independent Certified Public Accountants, Grant Thornton LLP for the DGHM MicroCap, G.P.[40]

(j)(5)	Consent of Independent Certified Public Accountants, Grant Thornton LLP for the DGHM MicroCap, G.P.[55]

(j)(6)	Consent of independent public accountants for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund, and REMS Real Estate Value-Opportunity Fund.[56]

(j)(7)	Consent of independent public accountants for B. Riley Diversified Equity Fund.[52]

(j)(8)	Consent of independent public accountants for the Toreador Funds.[59]

(j)(9)	Consent of independent public accountants for the Global Strategic Income Fund.[53]

(j)(10)	Consent of independent public accountants for Clifford Capital Partners Fund.[48]

(j)(11)	Consent of independent public accountants for CBOE Vest S&P 500® Buffer Protect Strategy Fund and CBOE Vest Defined Distribution Strategy Fund.[51]

(j)(12)	Consent of auditor for The E-Valuator CIF Financial Statements.[47]

(j)(13)	Consent of auditor for The E-Valuator Funds.[47]

(j)(14)	Consent of independent public accountants for Strategic Global Long/Short Fund.[50]

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.[3]

(m)(2)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund.[19]

(m)(3)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund.[13]

(m)(4)	Distribution Plan Pursuant to Rule 12b-1 for the Investor Class Shares and Class C Shares of the DGHM Funds.[40]

(m)(5)	Distribution Plan Pursuant to Rule 12b-1, dated November 26, 2013, for the Investor Class Shares of the B. Riley Diversified Equity Fund.[14]

(m)(6)	Distribution Plan Pursuant to Rule 12b-1, dated December 21, 2016, for the Investor Class Shares and Class C Shares of the Toreador Funds.[59]

(m)(7)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Class A Shares and Class C Shares of the Global Strategic Income Fund.[16]

(m)(8)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Income 50/50 Fund.[17]

(m)(9)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Value-Opportunity Fund.[18]

(m)(10)	Distribution Plan Pursuant to Rule 12b-1, dated May 16, 2017, for the Platform Class Shares of the REMS International Real Estate Value-Opportunity Fund.[56]

(m)(11)	Distribution Plan Pursuant to Rule 12b-1, dated May 16, 2014, for the Class A Shares, of the B. Riley Diversified Equity Fund.[14]

(m)(12)	Distribution Plan Pursuant to Rule 12b-1, dated November 10, 2015, for the Clifford Capital Partners Fund.[34]

(m)(13)	Amended Distribution and Shareholder Services Plan Pursuant to Rule 12b-1, dated February 18, 2016, for the Strategic Global Long/Short Fund.[35]

(m)(14)	Distribution Plan Pursuant to Rule 12b-1, dated July 6, 2016, for the CBOE Vest Funds.[44]

(m)(15)	Distribution Plan Pursuant to Rule 12b-1, dated August 24, 2016, for the CBOE Vest Enhanced Growth Funds.[46]

(m)(16)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[57]

(m)(17)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the CBOE Vest S&P 500® Monthly Range Capture Fund.[60]

(m)(18)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the CBOE Vest Digital Coins Strategy Funds.[60]

(m)(19)	Distribution Plan Pursuant to Rule 12b-1, dated April 21, 2016, for The E-Valuator Funds.[39]

(n)(1)	Rule 18f-3 Multiple Class Plan for the Union Street Partners Value Fund.[32]

(n)(2)	Rule 18f-3 Multiple Class Plan for the DGHM Funds.[55]

(n)(3)	Rule 18f-3 Multiple Class Plan for the B. Riley Diversified Equity Fund.[52]

(n)(4)	Rule 18f-3 Multiple Class Plan for the Toreador Funds.[59]

(n)(5)	Rule 18f-3 Multiple Class Plan for the Global Strategic Income Fund.[53]

(n)(6)	Amended Rule 18f-3 Multiple Class Plan for the REMS Real Estate Income 50/50 Fund, REMS International Real Estate Value-Opportunity Fund and the REMS Real Estate Value-Opportunity Fund.[56]

(n)(7)	Rule 18f-3 Multiple Class Plan for the Clifford Capital Partners Fund.[34]

(n)(8)	Rule 18f-3 Multiple Class Plan for the Strategic Global Long/Short Fund.[35]

(n)(9)	Rule 18f-3 Multiple Class Plan for the CBOE Vest Funds.[44]

(n)(10)	Rule 18f-3 Multiple Class Plan for the CBOE Vest Enhanced Growth Funds.[46]

(n)(11)	Amended Rule 18f-3 Multiple Class Plan for the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund.[57]

(n)(12)	Amended Rule 18f-3 Multiple Class Plan for the CBOE Vest S&P 500® Monthly Range Capture Fund.[60]

(n)(13)	Amended Rule 18f-3 Multiple Class Plan for the CBOE Vest Digital Coins Strategy Fund.[60]

(n)(14)	Rule 18f-3 Multiple Class Plan for The E-Valuator Funds.[39]

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant.[59]

(p)(2)	Code of Ethics for Union Street Partners, LLC.[4]

(p)(3)	Code of Ethics for McGinn Investment Management, Inc.[17]

(p)(4)	Code of Ethics for Perkins Capital Management, Inc.[6]

(p)(5)	Code of Ethics for Real Estate Management Services Group, LLC.[56]

(p)(6)	Code of Ethics for B. Riley Asset Management, a division of B. Riley Capital Management, LLC.[11]

(p)(7)	Code of Ethics for Toreador Research & Trading, LLC.[20]

(p)(8)	Code of Ethics for Commonwealth Capital Management, LLC.[16]

(p)(9)	Code of Ethics for Shikiar Asset Management, Inc.[53]

(p)(10)	Code of Ethics for Dalton, Greiner, Hartman, Maher & Co., LLC.[12]

(p)(11)	Code of Ethics for Strategic Asset Management, Ltd.[19]

(p)(12)	Code of Ethics for Clifford Capital Partners, LLC.[34]

(p)(13)	Code of Ethics for CBOE Vest Financial LLC[60]

(p)(14)	Code of Ethics for Systelligence, LLC[39]

(p)(15)	Code of Ethics for Secure Investment Management, LLC[60]

(q)	Powers of Attorney.[25]

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 8, 2008 (File Nos. 333-148723 and 811-22172).
2.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 28, 2008 (File Nos. 333-148723 and 811-22172).
3.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 25, 2008 (File Nos. 333-148723 and 811-22172).
4.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 13, 2010 (File Nos. 333-148723 and 811-22172).
5.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 7, 2011 (file Nos. 333-148723 and 811-22172).
6.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 17, 2012 (file Nos. 333-148723 and 811-22172).
7.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 29, 2012 (file Nos. 333-148723 and 811-22172)

8.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 9, 2013. (File Nos. 333-148723 and 811-22172).
9.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 23, 2013. (File Nos. 333-148723 and 811-22172).
10.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 26, 2013. (File Nos. 333-148723 and 811-22172).
11.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 10, 2014. (File Nos. 333-148723 and 811-22172).
12.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 30, 2014. (File Nos. 333-148723 and 811-22172).
13.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2014. (File Nos. 333-148723 and 811-22172).
14.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 1, 2014. (File Nos. 333-148723 and 811-22172).
15.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
16.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
17.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
18.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 15, 2014. (File Nos. 333-148723 and 811-22172).
19.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 31, 2014. (File Nos. 333-148723 and 811-22172).
20.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 29, 2014. (File Nos. 333-148723 and 811-22172).
21.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 28, 2015. (File Nos. 333-148723 and 811-22172).
22.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on March 31, 2015. (File Nos. 333-148723 and 811-22172).
23.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 29, 2015. (File Nos. 333-148723 and 811-22172).
24.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 8, 2015. (File Nos. 333-148723 and 811-22172).
25.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 29, 2015. (File Nos. 333-148723 and 811-22172).
26.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2015. (File Nos. 333-148723 and 811-22172).
27.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 6, 2015. (File Nos. 333-148723 and 811-22172).
28.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 28, 2015. (File Nos. 333-148723 and 811-22172).
29.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 16, 2015. (File Nos. 333-148723 and 811-22172).
30.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 22, 2015. (File Nos. 333-148723 and 811-22172).
31.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 6, 2015. (File Nos. 333-148723 and 811-22172).
32.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 20, 2015. (File Nos. 333-148723 and 811-22172).
33.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 28, 2016. (File Nos. 333-148723 and 811-22172).
34.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 8, 2016. (File Nos. 333-148723 and 811-22172).
35.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 23, 2016. (File Nos. 333-148723 and 811-22172).
36.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 29, 2016. (File Nos. 333-148723 and 811-22172).

37.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 29, 2016. (File Nos. 333-148723 and 811-22172).
38.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 29, 2016. (File Nos. 333-148723 and 811-22172).
39.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 26, 2016. (File Nos. 333-148723 and 811-22172).
40.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on May 31, 2016. (File Nos. 333-148723 and 811-22172).
41.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 28, 2016. (File Nos. 333-148723 and 811-22172).
42.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 30, 2016. (File Nos. 333-148723 and 811-22172).
43.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 29, 2016. (File Nos. 333-148723 and 811-22172).
44.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 23, 2016. (File Nos. 333-148723 and 811-22172).
45.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 30, 2016. (File Nos. 333-148723 and 811-22172).
46.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 12, 2016. (File Nos. 333-148723 and 811-22172).
47.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2016. (File Nos. 333-148723 and 811-22172).
48.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 30, 2017. (File Nos. 333-148723 and 811-22172).
49.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 30, 2017. (File Nos. 333-148723 and 811-22172).
50.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 30, 2017. (File Nos. 333-148723 and 811-22172).
51.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2017. (File Nos. 333-148723 and 811-22172).
52.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 28, 2017. (File Nos. 333-148723 and 811-22172).
53.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 28, 2017. (File Nos. 333-148723 and 811-22172).
54.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 28, 2017. (File Nos. 333-148723 and 811-22172).
55.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 28, 2017. (File Nos. 333-148723 and 811-22172).
56.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 29, 2017. (File Nos. 333-148723 and 811-22172).
57.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 24, 2017. (File Nos. 333-148723 and 811-22172).
58.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 31, 2017. (File Nos. 333-148723 and 811-22172).
59.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 28, 2017. (File Nos. 333-148723 and 811-22172).
60.	To be filed by Amendment.

Item 29. Persons Controlled By or Under Common Control With Registrant

None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s or sub-adviser’s Form ADV listed opposite such investment adviser’s or sub-adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser / Sub-Adviser	Form ADV File No.
Union Street Partners, LLC	801-72120
McGinn Investment Management, Inc.	801-40578
Dalton, Greiner, Hartman, Maher & Co., LLC	801-62895
Perkins Capital Management, Inc.	801-22888
B. Riley Asset Management, a division of B. Riley Capital Management, LLC	801-78852
Real Estate Management Services Group, LLC	801-61061
Commonwealth Capital Management, LLC	801-60040
Shikiar Asset Management, Inc.	801-44062
Toreador Research & Trading, LLC	801-66461
Strategic Asset Management, Ltd.	801-70903
Clifford Capital Partners, LLC	801-78911
CBOE Vest Financial LLC	801-77463
Systelligence, LLC	801-107695
Secure Investment Management, LLC	801-80752

Item 32. Principal Underwriters

a)	First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc.

b)
First Dominion Capital Corp. The information required by this Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

b)	First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

c)	Union Street Partners LLC, 1421 Prince Street, Suite 400 Alexandria, VA 22314. (records relating to its function as investment adviser to the Union Street Partners Value Fund).

d)	McGinn Investment Management, Inc., 201 North Union Street, Suite 101, Alexandria, Virginia 22314 (records relating to its function as sub-adviser to the Union Street Partners Value Fund).

e)	Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, MN 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

f)	Dalton, Greiner, Hartman, Maher & Co., LLC, 565 Fifth Avenue, Suite 2101, New York, NY 10017 (records relating to its function as the investment adviser to the DGHM Funds).

g)
Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS International Real Estate Value-Opportunity Fund; REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund).

h)
B. Riley Asset Management, a division of B. Riley Capital Management, LLC, 11100 Santa Monica Blvd., Suite 800, Los Angeles, California 90025 (records relating to its function as the investment adviser to the B. Riley Diversified Equity Fund).

i)	Toreador Research & Trading, LLC, 7493 N. Ingram Avenue, Suite 104, Fresno, California 93711 (records relating to its function as the investment adviser to the Toreador Funds).

j)	Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to the Global Strategic Income Fund).

k)	Shikiar Asset Management, Inc., 1185 Avenue of the Americas, 18th Floor, New York, New York 10036 (records relating to its function as sub-adviser to the Global Strategic Income Fund ).

l)
Strategic Asset Management, Ltd., Calle Ayacucho No. 277, La Paz, Bolivia (records relating to its function as the investment adviser to the Strategic Latin America Fund and Strategic Global Long/Short Fund).

m)	Clifford Capital Partners, LLC, 40 Shuman Boulevard, Suite 256, Napierville, Illinois, 60563 (records relating to its function as the investment adviser to the Clifford Capital Partners Fund).

n)	CBOE Vest Financial LLC, 1765 Greensboro Station Pl, 9th Floor, McLean, Virginia 22102 (records relating to its function as the investment adviser to the CBOE Vest Funds).

o)	Systelligence, LLC, 7760 France Avenue South, Suite 810, Bloomington, Minnesota 55435 (records relating to its function as the investment adviser to The E-Valuator Funds).

p)	Secure Investment Management, LLC, 3067 W Ina Road., Suite 125, Tucson, Arizona 85741 (records relating to its function as the investment adviser to The SIM Funds).

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 239 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 8th day of September, 2017.

WORLD FUNDS TRUST

By: /s/ David A. Bogaert
David A. Bogaert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 239 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	September 8, 2017

*Mary Lou H. Ivey	Trustee	September 8, 2017

*Theo H. Pitt	Trustee	September 8, 2017

/s/ David A. Bogaert	President and Principal Executive Officer	September 8, 2017

/s/ Karen M. Shupe	Treasurer and Principal Financial Officer	September 8, 2017

*By: Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney